As Filed With The Securities And Exchange Commission On July 15, 1998

                                                             File Nos. 333-13185
                                                                        811-7839

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                      ----

   Pre-Effective Amendment No.
                               ----
   Post-Effective Amendment No.  8
                               ----
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                      ----

   Amendment No.     9
                    ---

                               CONSECO FUND GROUP
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               (Exact Name of Registrant as Specified in Charter)

                         11825 North Pennsylvania Street
                              Carmel, Indiana 46032
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               (Address of Principal Executive Offices) (Zip Code)

                                 (317) 817-6300
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              (Registrant's Telephone Number, including Area Code)

                            WILLIAM P. LATIMER, Esq.
                        Conseco Capital Management, Inc.
                         11825 North Pennsylvania Street
                              Carmel, Indiana 46032
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               (Name and Address of Agent for Service of Process)

                                   Copies to:
                              DONALD W. SMITH, Esq.
                              ROBERT J. ZUTZ, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective:

[        ]     Immediately upon filing pursuant to Rule 485(b)
[        ]     On                        pursuant to Rule 485(b)
[        ]     60 days after filing pursuant to Rule 485(a)(i)
[        ]     On   __________________ pursuant to Rule 485(a)(i)
[   X    ]     75 days after filing pursuant to Rule 485(a)(ii)
[        ]     On _________________ pursuant to Rule 485(a)(ii)

                               CONSECO FUND GROUP
                       Conseco Convertible Securities Fund

Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

o         Cover Sheet

o         Contents of Registration Statement

o         Cross Reference Sheet

o         Part A -     Prospectus, Class A , B and C

                       Prospectus, Class Y

o         Part B -     Statement of Additional Information,  Class A, B and C

                       Statement of Additional Information, Class Y

o         Part C -     Other Information

o         Signature Pages

o         Exhibits

                               CONSECO FUND GROUP

                       Conseco Convertible Securities Fund


                       REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET


         N-1A                                             Location in
         Item No.                                         Registration Statement
         --------                                         ----------------------

                   Part A: Information Required In Prospectus
                   ------------------------------------------


1.    Cover Page                                           Cover Page

2.    Synopsis                                             Fee Table

3.    Condensed Financial Information                      Not Applicable

4.    General Description of Registrant                    Cover Page

5.    Management of the Fund                               Management

6.    Capital Stock and Other Securities                   Investment Techniques and Other
                                                           Investment Policies

7.    Purchase of Securities Being Offered                 Purchase of Shares

8.    Redemption or Repurchase                             Redemption of Shares

9.    Pending Legal Proceedings                            Not Applicable

                         Part B: Information Required In
                       Statement of Additional Information
                       -----------------------------------

10.   Cover Page                                           Cover Page

11.   Table of Contents                                    Table of Contents

12.   General Information and History                      General Information

13.   Investment Objectives and Policies                   Investment Restrictions

14.   Management of the Registrant                         Management

15.   Control Persons and Principal Holders of Securities  Not Applicable

16.   Investment Advisory and Other Services               Management

17.   Brokerage Allocation                                 Securities Transactions



         N-1A                                             Location in
         Item No.                                         Registration Statement
         --------                                         ----------------------

18.   Capital Stock and Other Securities                   Description of Securities and
                                                           Investment Techniques

19.   Purchase, Redemption and Pricing of                  Purchase and Redemption of Shares
      Securities Being Offered

20.   Tax Status                                           Taxes

21.   Underwriters                                         Distribution Arrangements

22.   Calculation of Performance Data                      Investment Performance

23.   Financial Statements                                 Not Applicable

                            Part C: Other Information
                            -------------------------

24.   Financial Statements and Exhibits                    Financial Statements and Exhibits

25.   Persons Controlled By or Under Common Control        Persons Controlled By or Under Common
                                                           Control

26.   Number of Holders of Securities                      Number of Holders of Securities

27.   Indemnification                                      Indemnification

28.   Business and Other Connections                       Business and Other Connections of
      of Investment Adviser                                Investment Adviser

29.   Principal Underwriters                               Principal Underwriters

30.   Location of Accounts and Records                     Location of Accounts and Records

31.   Management Services                                  Management Services

32.   Undertakings                                         Undertakings




                             PRELIMINARY PROSPECTUS
                             SUBJECT TO COMPLETION
                                 JULY 15, 1998


CONSECO FUND GROUP
CONSECO CONVERTIBLE SECURITIES FUND
CLASS A, B AND C SHARES
ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032
                       800-825-1530

The Conseco Convertible Securities Fund ("Fund") is a series of the Conseco Fund Group ("Trust"), an open-end diversified management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues seven separate series of shares, each of which represents a separate portfolio of investments. The Fund offers four classes of shares. This Prospectus relates solely to Class A shares, Class B shares and Class C shares of the Fund. Class Y shares are offered to certain institutional investors and qualifying individual investors through a separate prospectus. Each class may have different expenses, which may affect performance.

         The Fund seeks high total return through a combination of current income and capital appreciation by investing primarily in securities that can be converted into common stock. The Fund may invest a significant amount of its assets in lower-rated fixed income securities, commonly known as "junk bonds" or "high yield securities." THESE SECURITIES ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND GREATER RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE HIGHER-RATED SECURITIES; THEREFORE, INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND.

         Conseco Capital Management, Inc. ("Adviser") serves as the Trust's investment adviser. The Adviser supervises the Trust's management and investment program, performs a variety of administrative services on behalf of the Trust, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The Trust pays all other expenses incurred in its operations, including fees and expenses of Trustees who are not affiliated persons of the Adviser or the Trust.

                                    * * * * *

         There is no assurance that the Fund will achieve its investment objective. The Fund may be used independently or in combination with other mutual funds. You may also purchase shares of the other series of the Trust and of a money market fund currently managed by Federated Management ("Federated money market fund") through separate prospectuses. Those prospectuses are available upon request by calling 800-986-3384.

         This Prospectus sets forth concisely the information about the Trust and the Fund that an investor should know before investing. A Statement of Additional Information ("SAI") dated September 28, 1998, containing additional information about the Trust and the Fund, has been filed with the SEC and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the SAI without charge by calling or writing the Trust at the address

(REDHERRING)

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO THE REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

and telephone number above. The SEC maintains an Internet World Wide Web site (http://www.sec.gov) that contains the SAI, materials that are incorporated by reference into this Prospectus and the SAI, and other information regarding the Fund. Information about the Trust and its series is available on the Internet World Wide Web at http://www.conseco.com.

         INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is September 28, 1998.

                                TABLE OF CONTENTS

       FEE TABLE.............................................................2
       INVESTMENT OBJECTIVE AND POLICIES.....................................4
       INVESTMENT TECHNIQUES AND OTHER INVESTMENT POLICIES...................6
       MANAGEMENT...........................................................15
       PURCHASE OF SHARES...................................................16
       ALTERNATIVE PRICING ARRANGEMENTS.....................................19
       REDEMPTION OF SHARES.................................................24
       DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES.............................27
       OTHER INFORMATION....................................................30
       APPENDIX A SECURITIES RATINGS.......................................A-1


FEE TABLE

         The  following   fee  tables  are  provided  to  assist   investors  in
understanding the various fees and expenses which may be borne directly or indirectly by an investment in Class A, Class B and Class C shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS A       CLASS B        CLASS C
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Maximum Sales Charge Imposed on Purchases                                          5.75%         None          None
 (as a percentage of offering  price)
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Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of           None          None          None
offering price)
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Maximum Contingent Deferred Sales Charge (as a percentage of offering price or     None          5%*           1%**
net asset value at the time of sale, whichever is less)
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Redemption Fees                                                                    None          None          None
-------------------------------------------------------------------------------------------------------------------------

         *The maximum 5% contingent deferred sales charge applies to sales of Class B shares during the first year after purchase. The charge generally declines annually, reaching zero after six years.

         **The 1% contingent deferred sales charge applies only if an investor sells Class C shares within the first year after purchase.

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

CLASS A SHARES
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FUND                                  MANAGEMENT FEES   ADMINISTRATIVE      12B-1 FEES(2) OTHER             TOTAL
                                      AFTER FEE RATE    FEES                              EXPENSES(3)       OPERATING
                                      REDUCTION(1)                                                          EXPENSES(4)

                                                                                          AFTER FEE WAIVERS AND EXPENSE
                                                                                          REIMBURSEMENTS
--------------------------------------------------------------------------------------------------------------------------
Conseco Convertible                   0.75%             0.20%               0.50%         0.10%              1.55%
Securities Fund
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CLASS B AND CLASS C SHARES
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FUND                                  MANAGEMENT FEES   ADMINISTRATIVE      12B-1         OTHER             TOTAL
                                      AFTER FEE RATE    FEES                FEE(2)        EXPENSES(3)       OPERATING
                                      REDUCTION(1)                                                          EXPENSES(4)

                                                                                          AFTER FEE WAIVERS AND EXPENSE
                                                                                          REIMBURSEMENTS
--------------------------------------------------------------------------------------------------------------------------
Conseco Convertible                  0.75%             0.20%               1.00%         0.10%              2.05%
Securities Fund
--------------------------------------------------------------------------------------------------------------------------

1 The Adviser has voluntarily undertaken to reduce its advisory fee with respect to the Fund to 0.75% of the Fund's average daily net assets until April 30, 1999. Absent such undertaking the advisory fee would be 0.85% of the Fund's average daily net assets.

2 As a result of 12b-1 fees, a long-term shareholder in the Fund may pay more than the economic equivalent of the maximum sales charge permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

3 Other Expenses in the Fee Table for all classes of the Fund are based on estimated amounts for the current fiscal year and exclude taxes, interest, brokerage and other transaction expenses, and any extraordinary expenses.

4 The expense information set forth above reflects voluntary commitments of the Adviser, Conseco Services, LLC ("Administrator") and Conseco Equity Sales, Inc. ("Distributor") to waive a portion of their fees under the Fund's Investment Advisory Agreement, Administration Agreement and Distribution and Service Plan, respectively, and/or to reimburse a portion of the Fund's expenses through April 30, 1999. The voluntary commitments provide that the Total Operating Expenses for the Fund, on an annual basis, will not exceed the amounts set forth above.

         In the absence of such waivers and reimbursements (as well as the Adviser's undertaking as noted above), it is estimated that Other Expenses and Total Operating Expenses of the Fund would be as follows:

----------------------------------------------------------------
          ESTIMATED                        ESTIMATED
       OTHER EXPENSES              TOTAL OPERATING EXPENSES
----------------------------------------------------------------
  CLASS A        CLASS B         CLASS A           CLASS B
                 CLASS C                           CLASS C
----------------------------------------------------------------
   .25%            .25%           1.80%             2.30%
----------------------------------------------------------------

EXAMPLE

         Assuming a hypothetical investment of $1,000 and a 5% annual return, an investor in Class A, Class B and Class C shares of the Fund would pay transaction and operating expenses at the end of each year as follows:

---------------------------------------------------------------------
CLASS A SHARES                                 1 YEAR         3 YEARS
---------------------------------------------------------------------
                                               $72            $103
---------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------

Assuming redemption at end of period            $71           $93
Assuming no redemption                          $21           $63
--------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------
Assuming redemption at end of period            $31           $63
Assuming no redemption                          $21           $63
--------------------------------------------------------------------

         THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.


INVESTMENT OBJECTIVE AND POLICIES

         The Fund seeks high total return through a combination of current income and capital appreciation by investing primarily in convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the risk of changing economic conditions, as well as the risk inherent in the ability of its investment adviser to make changes in investments in anticipation of changes in economic, business, and financial conditions. The investment objective of the Fund is not fundamental, as defined below.

         The different types of securities and investment techniques of the Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques of the Fund and their risks are described in greater detail in "Description of Securities and Investment Techniques" in the SAI.

         The Fund is subject to investment restrictions that are described under "Investment Restrictions" in the SAI. Those investment restrictions that are "fundamental policies" may not be changed without a majority vote of the outstanding shares of the Fund. Except as otherwise noted, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Trust's Board of Trustees ("Board") may change them without shareholder approval. See "Description of Securities and Investment Techniques" and "Investment Restrictions" in the SAI for further information.

CONSECO CONVERTIBLE SECURITIES FUND

         Under normal circumstances, the Fund will invest at least 65% of its total assets in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The Fund may invest in other securities, including common stock and securities that are convertible other than at the option of the holder.

         Convertible securities generally have less potential for gain or loss than common stocks. In general, a convertible security performs more like a stock when the underlying stock's price is high (because it is assumed it will be converted into the stock) and more like a bond when the underlying stock's price is low (because it is assumed that it will mature without being converted). Each convertible security offers a different combination of upside potential and downside risk. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.

         Because convertible securities have both an equity and a fixed-income component, the value of the Fund's investments varies in response to many factors. The equity component makes the value of convertible securities subject to the activities of individual companies, and general market and economic conditions. The fixed-income component causes fluctuations based on changes in interest rates and in the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

         The Fund may invest over 50% of its assets in lower-rated fixed-income securities, commonly known as "junk bonds" or "high yield debt securities." Lower-rated fixed income securities are securities rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), securities comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or unrated securities of equivalent quality. While lower-rated fixed income securities are subject to all risks inherent in any investment in debt securities, these risks are significantly greater than is the case for investment grade debt securities. A debt security will be considered "investment grade" if it is rated in one of the four highest rating categories by at least one NRSRO or, if unrated, is determined by the Adviser to be of comparable quality. The lowest rating categories in which the Fund will invest are CCC/Caa. See "Risks Associated With High Yield Debt Securities" below and "Description of Securities and Investment Techniques" in the SAI. The Appendix to this Prospectus describes Moody's and S&P's rating categories.

         The Fund may invest in zero coupon securities and payment-in-kind securities. A zero coupon security pays no interest to its holders prior to maturity, and a payment-in-kind security pays interest in the form of additional securities. These securities will be subject to greater fluctuation in market value in response to changing interest rates than securities of comparable maturities that make periodic cash distributions of interest.

         The Fund also may invest in equity and debt securities of foreign issuers, including issuers based in emerging markets. As a non-fundamental policy, the Fund may invest up to 50% of its total assets (measured at the time of investment) in foreign securities; however, the Fund presently does not intend to invest more than 25% of its total assets in such securities. Investments in foreign securities may involve risks in addition to those of U.S. investments. See "Foreign Securities" below for further information.

         The Fund may invest in private placements, securities traded pursuant to Rule 144A under the Securities Act of 1933 ("1933 Act") (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Adviser to be liquid under guidelines adopted by the Board. As a matter of fundamental policy, with respect to 75% of its total assets, the Fund will not (1) invest more than 5% of its total assets in any one issuer, except for U.S. Government securities; or (2) invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

         The Adviser does not rely solely on the ratings of rated securities in making investment decisions; rather it also evaluates other economic and business factors affecting the issuer. Ratings are only the opinions of the agencies issuing them and are not absolute standards as to quality. The Adviser seeks to enhance total return specifically through purchasing securities which it believes are undervalued and selling, when appropriate, those securities it believes are overvalued. In order to determine value, the Adviser utilizes independent fundamental analysis of the issuer as well as an analysis of the specific structure of the security.

         The Fund may use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objective. Such strategies and techniques include, but are not limited to, writing call and put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing and writing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements, reverse repurchase agreements and dollar rolls; investing in when-issued or delayed delivery securities; selling securities short, and entering into swaps and other interest rate transactions. The Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. See "Description of Securities and Investment Techniques" in the SAI for further information.

INVESTMENT TECHNIQUES AND OTHER INVESTMENT POLICIES

CONVERTIBLE SECURITIES

         The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on the Fund's ability to achieve its investment objective.

EQUITY SECURITIES

         The Fund may invest in equity securities, which may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity interest in a corporation. The value of equity securities fluctuates based on changes in a company's financial condition and overall economic and market conditions. The Fund invests in larger, more established companies as well as companies with small and medium capitalizations ("small- and mid-cap companies").

          While small- and mid-cap companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations. In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities. As a result, investments in small- and mid-cap companies may be subject to greater price fluctuations than investments in larger, more established companies. The Adviser's research efforts may also play a greater role in selecting small- and mid-cap company securities for the Fund than securities of larger, more established companies.

PREFERRED STOCK

         The Fund may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

DEBT SECURITIES

         The  Fund  may  invest  in  U.S.   dollar-denominated   corporate  debt
securities of domestic issuers, and in debt securities of foreign issuers that may or may not be U.S. dollar-denominated.

         The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade debt securities, generally have some speculative characteristics. A debt security will be placed in this rating category when interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

         Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common stock (see "Convertible Securities" above), or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security's governing instrument.

         In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. The Adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

         RISKS ASSOCIATED WITH HIGH YIELD DEBT SECURITIES. The Fund may invest significantly in high yield, high risk, lower-rated fixed income securities. Lower-rated fixed income securities are subject to all risks inherent in any investment in debt securities. As discussed below, these risks are significantly greater in the case of lower-rated fixed income securities.

         Lower-rated fixed income securities generally offer a higher yield than that available from higher-rated issues with similar maturities, as compensation for holding a security that is subject to greater risk. Lower-rated fixed income securities are deemed by rating agencies to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk or exposure to adverse conditions. Lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

         An economic downturn affecting the issuer may result in a weakened capacity to make principal and interest payments and an increased incidence of default. In addition, a fund that invests in lower-rated securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in lower-rated fixed income securities, the success of such investments is dependent upon the credit analysis of the Adviser. Although the market for lower-rated fixed income securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. This market may be thinner and less active than the market for higher quality securities, which may limit the ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

ZERO COUPON BONDS

         The Fund may invest in zero coupon securities. Zero coupon bonds are debt obligations which make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity (or the first interest payment date) at a rate of interest reflecting the market rate at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

         The original issue discount on zero coupon bonds must be included in the Fund's income ratably as it accrues. Accordingly, to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to the Fund and when it would not otherwise choose to dispose of the assets.

PAY-IN-KIND BONDS

         The Fund may invest in pay-in-kind bonds. These bonds pay "interest" through the issuance of additional bonds, thereby adding debt to the issuer's balance sheet. The market prices of these securities are likely to respond to changes in interest rates to a greater degree than the prices of securities paying interest currently. Pay-in-kind bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date and the Fund may obtain no return at all on its investment if the issuer defaults.

         The holder of a pay-in-kind bond must accrue income with respect to these securities prior to the receipt of cash payments thereon. To avoid liability for federal income and excise taxes, the Fund most likely will be required to distribute income accrued with respect to these securities, even though the Fund has not received that income in cash, and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

MORTGAGE-BACKED SECURITIES

         The Fund may invest in mortgage-backed securities. Mortgage-backed securities are interests in "pools" of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). The Fund also may invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations," below), and in other types of mortgage-related securities.

         MORTGAGE PASS-THROUGH SECURITIES. These are securities representing interests in pools of mortgages in which periodic payments of both interest and principal on the securities are made by "passing through" periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Fannie Mae ("FNMA") or Freddie Mac ("FHLMC")). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

         GNMA CERTIFICATES. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. As a result, GNMA certificates are considered to have a low risk of default, although they are subject to the same market risk as comparable debt securities. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

         FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in pools of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

         FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent interests in pools of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

         As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

         COLLATERALIZED MORTGAGE OBLIGATIONS AND MORTGAGE-BACKED BONDS. Mortgage-backed securities may be issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received, although not necessarily on a pro rata basis. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond

(although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, the Fund could sustain a loss. If new types of mortgage-related securities are developed and offered to investors, investments in such securities will be considered.

         STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative securities usually structured with two classes that receive different proportions of the interest and principal distributions from an underlying pool of mortgage assets. The Fund may purchase securities representing only the interest payment portion of the underlying mortgage pools (commonly referred to as "IOs") or only the principal portion of the underlying mortgage pools (commonly referred to as "POs"). Stripped mortgage-backed securities are more sensitive to changes in prepayment and interest rates and the market for such securities is less liquid than is the case for traditional debt securities and mortgage-backed securities. The yield on IOs is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of repayment may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund will fail to recoup fully its initial investment in these securities, even if they are rated high quality. Most IOs and POs are regarded as illiquid and will be included in the Fund's limit on illiquid securities.

         RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

TRUST ORIGINATED PREFERRED SECURITIES

         The Fund may also invest in trust originated preferred securities, a relatively new type of security generally issued by financial institutions such as banks and insurance companies and other issuers. Trust originated preferred securities represent interests in a trust formed by the issuer. The trust sells preferred shares and invests the proceeds in notes issued by the same entity. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Issuers of the notes currently enjoy favorable tax treatment. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to the Fund. In addition, some trust originated preferred securities are available only to qualified institutional buyers under Rule 144A.

LOAN PARTICIPATIONS AND ASSIGNMENTS

         The Fund may invest in loan participations or assignments. In purchasing a loan participation or assignment, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and the Fund will be exposed to a risk of loss if the borrower defaults. Loan participations may also be purchased by the Fund when the borrowing company is already in default.

         In purchasing a loan participation, the Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. The Fund's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties. Many of the interests in loans purchased by the Fund will be illiquid and therefore subject to the Fund's limit on illiquid investments.

COLLATERALIZED BOND OBLIGATIONS

         A collateralized bond obligation ("CBO") is a type of asset-backed security. Specifically, a CBO is an investment grade bond which is backed by a diversified pool of lower-rated fixed income securities. The pool of lower-rated securities is separated into "tiers" representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate. Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (i.e. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

FOREIGN SECURITIES

         The Fund may invest in securities of foreign issuers. These securities may be U.S. dollar denominated or non-U.S. dollar denominated. Foreign securities include securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.

         Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit the Fund to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that may not move in a manner parallel to U.S. markets.

         Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets; confiscatory taxation; political, social or financial instability; and war or other diplomatic developments that could adversely affect investments in those countries. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. The Fund generally will incur costs in connection with conversion between various currencies.

         There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs, custodial fees and management costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. The Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve longer time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         All of the foregoing risks may be intensified in emerging markets.

         Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its investors in all cases.

         ADRs are certificates issued by a U.S. bank or trust company representing an interest in securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. European Depositary Receipts ("EDRs") are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

RESTRICTED SECURITIES, RULE 144A SECURITIES AND ILLIQUID SECURITIES

         The Fund may invest in restricted securities, such as private placements, and in Rule 144A securities. Once acquired, restricted securities may be sold by the Fund only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. If sold in a privately negotiated transaction, the Fund may have difficulty finding a buyer and may be required to sell at a price that is less than it had anticipated. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

         Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. The Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

         The Fund may not invest in any security if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, to minimize the risk, the Fund will enter into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the Board. No more than 15% of the Fund's assets may be subject to repurchase agreements maturing in more than seven days.

SECURITIES LENDING

         The Fund may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, U.S. Government securities, and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans would exceed 33-1/3% of the Fund's total assets. The Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Fund seeks to minimize this risk by making loans only to borrowers which are deemed by the Adviser to be of good financial standing and which have been approved by the Board.

BORROWING

         The Fund may borrow money to purchase securities, which is a form of leverage. This leverage may exaggerate the gains and losses on the Fund's investments and changes in the net asset value of its shares. Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, the Fund will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Fund may pledge assets in connection with permitted borrowings. The Fund may borrow an amount up to 33-1/3% of its assets.

PORTFOLIO TURNOVER

         The Fund does not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving its objective. It is anticipated that the annual turnover rate of the Fund normally will not exceed 325%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions and Taxes."

MANAGEMENT

         The Trustees of the Trust decide upon matters of general policy for the Trust. In addition, the Trustees review the actions of the Adviser, as set forth below. The Trust's officers supervise the daily business operations of the Trust. For information about the Trust's Board of Trustees and the Trust's officers, see "Management" in the SAI.

THE ADVISER

         Conseco Capital Management, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032, has been retained under an Investment Advisory Agreement with the Trust to provide investment advice and in general to supervise the management and investment program of the Trust and the Fund. The Adviser is a wholly-owned subsidiary of Conseco, Inc., a publicly-owned financial services company, the principal operations of which are in development, marketing, and administration of specialized annuity, life and health insurance products. The Adviser also manages the other series of the Trust, manages and serves as sub-adviser to other registered investment companies, and manages all of the invested assets of its parent company, Conseco, Inc., which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. The Adviser also manages foundations, endowments, public and corporate pension plans, and private client accounts. As of December 31, 1997, the Adviser managed in excess of $32 billion in assets.

         The Adviser generally manages the affairs of the Trust, subject to the supervision of the Board. Under the Investment Advisory Agreement, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of
 .85% of the average daily net asset value of the Fund. The Adviser has voluntarily undertaken to reduce its advisory fee with respect to the Fund until April 30, 1999. See "Fee Table" for more information. The Adviser, the Administrator, and the Distributor have voluntarily agreed to waive their fees and/or reimburse expenses to the extent that the ratio of expenses to net assets on an annual basis for the Fund exceeds 1.55% with respect to Class A and 2.05% with respect to Class B and Class C. This voluntary limit may be discontinued at any time after April 30, 1999.

         Andrew S. Chow, CFA, FLMI, Vice President, is the investment professional primarily responsible for the management of the Fund. Mr. Chow is responsible for trading mortgage-backed securities (MBS), exchange and over-the-counter derivatives and convertible bonds. He also holds fixed income portfolio management responsibilities. Prior to joining the Adviser, Mr. Chow was Manager of Quantitative Analysis at Washington Square Capital, where he was responsible for MBS, non-dollar bonds and derivatives. Prior to working at Washington Square, Mr. Chow traded futures on the floor of the Minneapolis Grain Exchange. Mr. Chow is a Chartered Financial Analyst and a Fellow of the Life Management Institute.

         Like other financial and business organizations, the Fund could be adversely affected if computer systems it relies on do not properly process date-related information and data involving the years 2000 and after. The Adviser is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. The Adviser also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Fund purchases. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

ADMINISTRATIVE FEES

         Pursuant to an administration agreement ("Administration Agreement"), the Administrator supervises the overall administration of the Fund. These administrative services include supervising the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities. For providing these services, the Administrator receives a fee from the Fund of .20% per annum of the Fund's average daily net assets. Pursuant to the Administration Agreement, the Administrator reserves the right to employ one or more sub-administrators to perform administrative services for the Fund. The Bank of New York performs certain administrative services for the Fund pursuant to an agreement with the Administrator.

DISTRIBUTION AND SERVICE PLANS

         The Fund has adopted a Distribution and Service Plan for Class A, Class B and Class C shares to compensate the Distributor for distributing the shares and servicing the accounts of shareholders of each such class. With respect to Class A shares of the Fund, the Plan authorizes payments to the Distributor of up to 0.50% annually of the average daily net assets attributable to Class A shares. With respect to Class B and Class C shares of the Fund, the Plan authorizes payments to the Distributor of up to 1.00% annually of the Fund's average daily net assets attributable to Class B and Class C shares, respectively. The Plan further provides for periodic payments by the Distributor to brokers, dealers, and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C of the Fund for shareholder servicing may not exceed an annual rate of .25% of the average daily net asset value of the Fund's shares of that class owned by clients of such broker, dealer or financial intermediary.

PURCHASE OF SHARES

HOW TO BUY SHARES

         You may purchase Class A, Class B or Class C shares from any broker, dealer, or other financial intermediary that has a selling agreement with the Distributor. These firms may charge for their services in connection with your purchase order. In addition, as discussed below, an account may be opened for the purchase of shares of the Fund by mailing a completed account application and a check payable to the Fund to the Conseco Fund Group, P.O. Box 8017, Boston, Massachusetts 02266-8017. Or you may telephone (800) 986-3384 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. When placing purchase orders, investors should specify whether the order is for Class A, Class B or Class C shares.

         Purchase orders for the Fund are accepted only on a business day as defined below. Orders for shares received by the Fund's Transfer Agent on any business day prior to the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern Time) will receive that day's offering price. The offering price is net asset value plus, for shares of Class A, a varying sales charge depending on the amount invested. For a discussion of how the price of shares of each class is computed, see "Alternate Pricing Arrangements." Orders received by the Transfer Agent after such time but prior to the close of business on the next business day will receive the next business day's offering price. A "business day" is any day on which the NYSE is open for business. It is anticipated that the NYSE will be closed Saturdays and Sundays and on days on which the NYSE observes New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Certain brokers, dealers, and other financial intermediaries may be authorized to accept purchase orders on behalf of the Fund. The Fund will be deemed to have received a purchase order when an authorized broker, dealer, or other financial intermediary accepts the order. Orders placed through an authorized broker, dealer, or other financial intermediary will receive the offering price next calculated after the order has been accepted by such an authorized firm. In all other cases, it is the responsibility of the broker, dealer, or other financial intermediary to forward customer orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m. Eastern Time).

         Brokers, dealers and other financial intermediaries are required to provide payment within three business days after placing an order. WHEN MAKING PAYMENT FOR CONFIRMED PURCHASES VIA FEDERAL FUNDS WIRE, SUCH FIRMS MUST REFERENCE THE CONFIRMATION NUMBER TO ENSURE TIMELY CREDIT.

         The minimum initial investment by a shareholder in Class A, Class B or Class C shares of the Fund is $250 and the minimum subsequent investment is $50. In the case of a salary reduction contribution under a retirement plan, both the minimum initial investment and subsequent investment amount is $10. A purchase of Class B shares of a Fund may not exceed $500,000; however, purchases of Class A shares exceeding $500,000 are eligible for a sales load waiver (see "Purchase of Class A Shares" below). These requirements may be changed or waived at any time at the discretion of the Fund's officers. The Fund and the Distributor or Transfer Agent reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

         The Distributor may provide promotional incentives, including cash compensation, to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Fund. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made by the Distributor or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.

         You will receive a confirmation of each new transaction in your account, which will also show you the number of Fund shares you own and the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued.

PURCHASES BY WIRE

         Purchases by wire transfer should be directed to the Transfer Agent. To receive an account number call (800) 986-3384 between the hours of 8:00 a.m. and 4:00 p.m. (Eastern Time) on a business day (as defined above) on which your bank is open for business. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and the wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to: ABA # 011000028, State Street Bank, Boston, MA, Account # 9905-244-1. If you arrange for receipt by the Transfer Agent of Federal funds prior to the close of regular trading (normally 4:00 p.m. Eastern
Time) of the NYSE on a business day as defined above, you will receive that day's offering price. Your bank may charge for these services.

PURCHASES BY CHECK

         An initial investment made by check must be accompanied by an application, completed in its entirety. Additional shares of the Fund may also be purchased by sending a check payable to the Fund, along with information regarding your account, including the account number, to the Transfer Agent. All checks should be drawn only on U.S. banks in U.S. funds, in order to avoid fees and delays. A charge may be imposed if any check submitted for investment does not clear. Third party checks will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

PRE-AUTHORIZED INVESTMENT PLAN

         For your convenience, a pre-authorized investment plan may be established where your personal bank account is automatically debited and your Fund account is automatically credited with additional full and fractional shares ($50 minimum monthly investment). For further information on pre-authorized investment plans, please contact the Transfer Agent at (800) 986-3384. The minimum investment requirements may be waived by the Fund for purchases made pursuant to certain programs such as payroll deduction plans and retirement plans.

DOLLAR COST AVERAGING

         The Dollar Cost Averaging ("DCA") program enables a shareholder to transfer assets from the Federated money market fund to another investment option on a predetermined and systematic basis. The DCA program is generally suitable for shareholders making a substantial investment in the Fund and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk.

         If you have at least $5,000 invested in the Federated money market fund, you may choose to have a specified dollar amount transferred from this fund to the Fund, or to other series of the Trust, on a monthly basis. The main objective of DCA is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to the Fund each month, more shares are purchased in the Fund if the value per share is low and fewer shares are purchased if the value per share is high. Therefore, a lower average cost per share may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

         DCA may be elected on the application form or at a later date. The minimum amount that may be transferred each month into the Fund and the other series of the Trust is $250. The maximum amount which may be transferred is equal to the amount invested in the Federated money market fund when elected, divided by 12.

         The transfer date will be the same calendar day each month. The dollar amount will be allocated to the Fund and the other series of the Trust in the proportions you specify on the appropriate form, or, if none are specified, in accordance with your original investment allocation. If, on any transfer date, the amount invested is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each year or cancel this option by sending the appropriate form to the Trust's Administrative Office, which must be received at least seven days before the next transfer date.

ALTERNATIVE PRICING ARRANGEMENTS

         Investors in the Fund may select Class A, Class B or Class C shares. The primary difference between the classes lies in their initial sales charge and contingent deferred sales charge structures and in their ongoing annual expenses, including 12b-1 distribution and service fees. The decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your broker, dealer or other financial intermediary. Generally, you should consider the amount you plan to invest and the length of time you plan to hold your investment, the ongoing expenses plus contingent deferred sales charges for Class B and Class C shares, the initial sales charge plus ongoing expenses for Class A shares, the possibility that a sales charge will be reduced or waived, the possibility that the return on Class A shares - which is anticipated to be higher due to lower ongoing expenses will offset the initial sales charge paid on such shares, and the automatic conversion of Class B shares to Class A shares.

PURCHASE OF CLASS A SHARES

         The offering price of Class A shares is net asset value plus a varying sales charge depending on the amount invested. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses of this class are lower than the ongoing expenses of Class B or Class C shares. The sales charge applicable to shares of Class A is determined as follows:

SALES CHARGE

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       ON PURCHASES OF:       AS % OF PUBLIC        AS % OF NET         DEALER REALLOWANCE
                              OFFERING PRICE      AMOUNT INVESTED     AS % OF OFFERING PRICE
--------------------------------------------------------------------------------------------------
     Less than $50,000            5.75%                6.10%                   5.00%
--------------------------------------------------------------------------------------------------
     $50,000 to $99,999           4.50%                4.71%                   3.75%
--------------------------------------------------------------------------------------------------
     $100,000 to $249,999         3.50%                3.63%                   2.75%
--------------------------------------------------------------------------------------------------
     $250,000 to $499,999         2.50%                2.56%                   2.00%
--------------------------------------------------------------------------------------------------
     $500,000 and over             None                None                    1.00%
--------------------------------------------------------------------------------------------------

         The sales charge assessed upon the purchase of shares of Class A is not an expense of Class A and has no effect on the net asset value of shares of Class A. The Distributor may allow the selling broker, dealer or financial intermediary to retain 100% of the sales charge. This may result in the selling firm being considered an underwriter under the 1933 Act.

REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASE

         You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

         RIGHTS OF ACCUMULATION

         The sales charge for new purchases of Class A shares of the Fund will be determined by aggregating the net asset value of shares of the Fund, shares of the other series of the Trust, and shares of the Federated money market fund owned by the shareholder at the time of the new purchase. You must identify on the application all accounts to be linked for Rights of Accumulation.

         COMBINED PURCHASES

         You may aggregate your purchases of shares of the Fund with the purchases of the other persons listed below to achieve discounts in the applicable sales charges. The sales charge applicable to a current purchase of Class A shares of the Fund by a person listed below is determined by adding the value of Class A shares to be purchased to the aggregate value (at current net asset value) of all shares of any of the series of the Trust and shares of the Federated money market fund previously purchased and then owned. In addition, if you own a Great American Reserve Insurance Company variable annuity contract, the current cash value of such contract will be aggregated with your shares to determine your sales charge. The Transfer Agent must be notified by you or your broker, dealer or financial intermediary each time a qualifying purchase is made.

         Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing Class A shares for their own account(s), which may include tax qualified plans, such as an Individual Retirement Account ("IRA," including a Roth IRA or Education IRA), or by a company solely controlled (as defined in the 1940 Act) by such individuals. Reduced sales charges also apply to purchases by a trustee or other fiduciary if the investment is for a single trust, estate or fiduciary account, including pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code. Reduced sales charges apply to combined purchases by qualified employee benefit plans of a single corporation or of corporations affiliated with each other in accordance with the 1940 Act. Purchases made for nominee or street name accounts (securities held in the name of a broker or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

         LETTER OF INTENT

         You may reduce your sales charge on all investments by meeting the terms of a letter of intent, a non-binding commitment to invest a certain amount within a 13-month period. Your existing holdings in the Trust may also be combined with the investment commitment set forth in the letter of intent to further reduce your sales charge. Up to 5% of the letter amount will be held in escrow to cover additional sales charges which may be due if your total investments over the letter period are not sufficient to qualify for a sales charge reduction. See the SAI and the application for further details.

WAIVER OF CLASS A INITIAL SALES CHARGE

         No sales charge is imposed on sales of Class A shares to certain investors. However, in order for the following sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investments:

o by current or retired officers, directors and employees (and their parents, grandparents, spouse, and minor children) of the Trust, Conseco and its affiliates and the Transfer Agent;

o by any participant in (i) a tax qualified retirement plan provided that the initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more, or (ii) by one of a group of tax qualified employee benefit plans that purchase through an omnibus account relationship with the Fund maintained by a single service provider, provided that such plans make an aggregated initial investment of $500,000 or more;

o by brokers, dealers, and other financial intermediaries that have a selling agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

o by employees and registered representatives (and their parents, grandparents, spouses and minor children) of brokers, dealers, and other financial intermediaries described above; the purchaser must certify to the Distributor at the time of the purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, grandparents, spouse or minor children);

o by any charitable organization, state, county, city, or any instrumentality, department, authority or agency thereof which has determined that Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company;

o by one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor children of such persons, pursuant to a marketing program between the Distributor and such group;

o (i) through an investment adviser who makes such purchases through a broker, dealer, or other financial intermediary (each of which may impose transaction fees on the purchase), or (ii) by an investment adviser for its own account or for a bona fide advisory account over which the investment adviser has investment discretion;

o through a broker, dealer or other financial intermediary which maintains a net asset value purchase program that enables the Fund to realize certain economies of scale;

o through bank trust departments or trust companies on behalf of bona fide trust or fiduciary accounts by notifying the Distributor in advance of purchase; a bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Fund shares at net asset value;

o by purchasers in connection with investments related to a bona fide medical savings account; or

o by an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

         Additionally, no sales charge is imposed on shares that are (a) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party, (b) purchased by the reinvestment of loan repayments by participants in retirement plans, (c) purchased by the reinvestment of dividends or other distributions from the Fund, or (d) purchased and paid for with the proceeds of shares redeemed in the prior 60 days from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid (other than a fund managed by the Adviser or any of its affiliates that is subject to the exchange privilege described below); the purchaser must certify to the Distributor at the time of purchase that the purchaser is a prior load investor.

21-

PURCHASE OF CLASS B SHARES

         The offering price of Class B shares is net asset value without any initial sales charge. As a result, the entire purchase amount is immediately invested. However, the ongoing expenses of Class B shares are higher than those of Class A shares. A purchase of Class B shares may not exceed $500,000; however, purchases of Class A shares exceeding $500,000 are eligible for a sales waiver (see "Purchase of Class A Shares" above). A contingent deferred sales charge is imposed upon redemptions of Class B shares within six years of their purchase. The contingent deferred sales charge is a percentage of (1) the net asset value of the shares at the time of purchase or (2) the net asset value of the shares at the time of redemption, whichever is less. The contingent deferred sales charge is determined as follows:

--------------------------------------------------------------------------------
REDEMPTION DURING                           CONTINGENT DEFERRED SALES CHARGE

--------------------------------------------------------------------------------
1st year since purchase                                    5%

--------------------------------------------------------------------------------
2nd year since purchase                                    4%

--------------------------------------------------------------------------------
3rd year since purchase                                    3%

--------------------------------------------------------------------------------
4th year since purchase                                    3%

--------------------------------------------------------------------------------
5th year since purchase                                    2%

--------------------------------------------------------------------------------
6th year since purchase                                    1%

--------------------------------------------------------------------------------
7th year since purchase                                    0%

--------------------------------------------------------------------------------
8th year since purchase                                    0%

--------------------------------------------------------------------------------

The contingent deferred sales charge will not apply to shares acquired by the reinvestment of dividends or capital gains distributions.

         In determining the applicability and rate of any contingent deferred sales charge, Class B shares acquired through reinvestment of dividends and capital gains distributions will be redeemed first, followed by the Class B shares held by the shareholder for the longest period of time. The contingent deferred sales charge, if any, upon redemption of Class B shares acquired through an exchange will be calculated based on the original purchase date of the Class B shares exchanged.

         The Distributor compensates brokers, dealers, and other financial intermediaries who sell Class B shares. At the time a shareholder purchases Class B shares, the Distributor pays the broker, dealer, or other financial intermediary 4% of the purchase amount from the Distributor's own assets. The proceeds of the contingent deferred sales charge and the 12b-1 fee, in part, are used to defray these expenses.

AUTOMATIC CONVERSION OF CLASS B SHARES

         Class B shares will automatically convert to a number of Class A shares of equal dollar value eight years after purchase. This conversion feature benefits shareholders because Class A shares have lower ongoing expenses than

Class B shares. No initial sales charge or other charge is imposed at conversion. When Class B shares convert, a pro rata amount of Class B shares that were acquired by the reinvestment of dividends and capital gain distributions will also convert to Class A shares.

PURCHASE OF CLASS C SHARES

         The offering price of Class C shares is net asset value without any initial sales charge. As a result, the entire purchase amount is immediately invested. However, the ongoing expenses of Class C shares are higher than those of Class A shares. Class C shares never convert to any other class of shares.

         Class C shares held for less than one year are subject to a contingent deferred sales charge on redemptions in an amount equal to 1% of the lower of
(1) the net asset value of the shares at the time of purchase or (2) the net asset value of the shares at the time of redemption. Class C shares held one year or longer are not subject to this contingent deferred sales charge. The contingent deferred sales charge also will not apply to shares acquired by the reinvestment of dividends or capital gains distributions. The order in which Class C shares are redeemed will be determined as described for Class B shares (see "Purchase of Class B Shares").

         The contingent deferred sales charge, if any, upon redemption of Class C shares acquired through an exchange and held less than one year will be calculated based on the original purchase date of the Class C shares exchanged.

         The Distributor compensates brokers, dealers, and other financial intermediaries who sell Class C shares. At the time a shareholder purchases Class C shares, the Distributor pays the broker, dealer, or other financial intermediary 1% of the purchase amount from the Distributor's own assets. The proceeds of the contingent deferred sales charge and the 12b-1 fee, in part, are used to defray these expenses.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE FOR CLASS B AND CLASS C

         To obtain a waiver of the contingent deferred sales charge, you must notify the Transfer Agent, who may require evidence of your qualification. The contingent deferred sales charge will not apply to:

o any partial or complete redemption in connection with a distribution without federal tax income penalty under a tax-qualified retirement plan, upon separation from service and attaining age 55;

o any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from a tax-qualified retirement plan, eligible 457 plan, or 403(b)(7) plan;

o    any  complete   redemption  in   connection  with  a  distribution  from  a
     tax-qualified retirement plan, eligible 457 plan, or 403(b)(7) plan in connection with termination of employment or termination of the employer's plan;

o any redemption resulting from a tax-free return of an excess contribution from a tax-qualified retirement plan, IRA, savings incentive match plan for employees ("SIMPLE" plan), eligible 457 plan, or 403(b)(7) plan;

o mandated minimum distributions from a tax-qualified retirement plan, IRA, SIMPLE plan, eligible 457 plan, or 403(b) plan;

o substantially equal periodic payments as defined in Section 72(t) of the Code;

o any partial or complete redemption following death or disability of a shareholder (including one who owns the shares as joint tenant with his spouse), provided the redemption is requested within one year of the death or initial determination of disability (as defined in Section 72(m) of the Code);

o redemptions under the Fund's Systematic Withdrawal Plan (investors may not withdraw annually more than 12% of the value of their account under the Systematic Withdrawal Plan);

o redemptions in connection with distributions from a Roth IRA or Roth Conversion IRA that are qualified distributions under the Code;

o redemptions in connection with distributions from an Education IRA that are used for qualified higher education expenses under the Code or which are required by the Code to be distributed;

o redemptions in connection with investments related to a bona fide medical savings account; and

o redemptions from an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

REDEMPTION OF SHARES

HOW TO REDEEM SHARES OF THE FUND

         Shares are redeemed at net asset value next determined after receipt of a redemption request in good form on any business day, reduced, for shares of Class B and Class C, by any applicable contingent deferred sales charge.

REDEMPTIONS BY MAIL

         A written request for redemption must be received by the Transfer Agent to constitute a valid tender for redemption. It will also be necessary for corporate investors and other associations to have an appropriate certification authorizing redemptions by a corporation or an association on file before a redemption request will be considered in proper form. A suggested form of such certification is provided on the application accompanying this Prospectus. A signature guarantee is required for redemptions of $50,000 or more. A signature guarantee may be obtained from most banks, brokers and dealers, credit unions, savings associations and financial institutions, but not from a notary public.

REDEMPTIONS BY WIRE OR TELEPHONE

         Brokers, dealers, or other financial intermediaries may communicate redemption orders by wire or telephone. These firms may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charges.

         The  Fund  and the  Transfer  Agent  will  not be  responsible  for the authenticity  of  telephone  instructions  or  losses,  if any,  resulting  from unauthorized shareholder transactions if the Fund or the Transfer Agent reasonably believes that such instructions are genuine. The Fund and the Transfer Agent have established procedures that the Fund believes are reasonably appropriate to confirm that instructions communicated by telephone are genuine. These procedures include: (i) recording telephone instructions for exchanges and expedited redemptions; (ii) requiring the caller to give certain specific identifying information; and (iii) providing written confirmations to shareholders of record not later than five days following any such telephone transactions. If the Fund and the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

REDEMPTIONS THROUGH BROKERS, DEALERS AND OTHER FINANCIAL INTERMEDIARIES

         Certain brokers, dealers, and other financial intermediaries may be authorized to accept redemption orders on behalf of the Fund. The Fund will be deemed to have received a redemption order when an authorized broker, dealer, or other financial intermediary accepts the order. Orders placed through an authorized broker, dealer, or other financial intermediary will receive the net asset value next calculated after the order has been accepted by such an authorized firm, minus any applicable contingent deferred sales charge. In all other cases, it is the responsibility of the broker, dealer, or other financial intermediary to forward customer redemption orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m. Eastern Time).

EXPEDITED REDEMPTIONS

         You may have the payment of redemption requests (of $250 or more) wired or mailed directly to a domestic commercial bank account that you have previously designated. Normally, such payments will be transmitted on the second business day following receipt of the request (provided redemptions may be made). You may request a wire redemption by telephone or written request sent to the Transfer Agent. For telephone redemptions, call the Transfer Agent at (800) 986-3384. You must complete the "Expedited Redemptions" section of the application for this privilege to be applicable.

SYSTEMATIC WITHDRAWAL PLAN

         You may elect to have regular monthly or quarterly payments in any fixed amount in excess of $50 made to you, or to anyone else properly designated, as long as the account has a value of at least $5,000 at the time of election. You must determine the fixed payment amount for the systematic withdrawal plan.

         There are no separate charges under this plan. A number of full and fractional shares equal in value to the amount of the requested payment will be redeemed. Such redemptions are normally processed on or about the 25th day of each month or quarter. Checks are then mailed on or about the first of the following month. If you elect to have a Systematic Withdrawal Plan, you must have all dividends and capital gains reinvested. To establish systematic cash withdrawals, please complete the systematic cash withdrawal section on the application.

         You may change the amount, frequency, and payee, or terminate this plan, by giving written notice to the Transfer Agent. As shares of the Fund are redeemed under the plan, you may realize a capital gain or loss to be reported for income tax purposes. A Systematic Withdrawal Plan may be terminated or modified at any time upon written notice by you or the Fund.

GENERAL

         Payment to shareholders for shares redeemed or repurchased will be made within seven days after receipt by the Transfer Agent. The Fund may delay the payment of redemption proceeds until the check used to purchase the shares being redeemed has cleared, which may take up to 15 days or longer. To reduce such delay, the Fund recommends that all purchases be made by bank wire Federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC.

EXCHANGE PRIVILEGE

         Class A, Class B or Class C shares of the Fund may be exchanged for shares of the same class of another series of the Trust or for shares of the Federated money market fund at the relative net asset values per share at the time of the exchange. Shares of the Federated money market fund may be exchanged for any Class A shares at relative net asset values per share at the time of the exchange to the extent that the money market fund shares are attributable to Class A shares on which an initial sales charge was previously payable and dividend reinvestments on such Class A shares. An initial sales charge will be imposed on other exchanges of shares of the Federated money market fund for Class A shares of the Fund.

         No contingent deferred sales charge applies at the time Class B or Class C shares of the Fund are exchanged for shares of the same class of another series of the Trust, or for shares of the Federated money market fund. However, upon redemption of shares acquired through such an exchange, a contingent deferred sales charge may be deducted from the redemption proceeds based on the original purchase date of the Class B or Class C shares exchanged.

         Shares of the Federated money market fund that are attributable to an exchange from Class B or Class C shares of the Fund may later be exchanged for Fund shares of the same class without the imposition of a contingent deferred sales charge. However, upon redemption of the Fund shares acquired through such an exchange, a contingent deferred sales charge may be deducted from the redemption proceeds based on the original purchase date of the Class B or Class C shares.

         The total value of shares of a fund purchased by exchange must at least equal the fund's minimum investment requirement. Before exchanging shares, you should consider the differences in investment objectives and expenses of the fund into which the exchange would be made. Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same business day on which the Transfer Agent receives an exchange request that is in proper form by the close of the NYSE that day.

REINSTATEMENT PRIVILEGE

         If you redeem any or all of your Class A shares of the Fund, you may reinvest all or any portion of the redemption proceeds in Class A shares of the Fund or another series of the Trust at net asset value without any initial sales charge, provided that you make such reinvestment within 180 calendar days after the redemption date. If you redeem any or all of your Class B or Class C shares of the Fund, and pay a contingent deferred sales charge on those shares, you may reinvest all or any portion of the redemption proceeds in Class B or Class C shares, respectively, of the Fund or any series of the Trust and be reimbursed for the amount of the contingent deferred sales charge, provided that you make such reinvestment within 180 calendar days of the redemption date. The original purchase date of the Class B or Class C shares redeemed will be used for purposes of calculating the contingent deferred sales charge, if any, upon redemption of the shares acquired with this privilege.

         The reinstatement privilege may be utilized by a shareholder only once with respect to the Fund and may be subject to other restrictions.

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE

         Electronic transfers through Automated Clearing House ("ACH") allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Initial purchase minimums apply. You must complete the "ACH" section of the application for this privilege to be applicable.

DETERMINATION OF NET ASSET VALUE

         The net asset value per share is determined for each class of shares of the Fund as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day (as previously defined) by dividing the value of the Fund's net assets attributable to a class (the class' pro rata share of the value of the Fund's assets minus the class' pro rata share of the Fund's liabilities) by the number of shares of that class outstanding.

         Securities held by the Fund will be valued as follows: Securities that are traded on stock exchanges or the Nasdaq Stock Market are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividends from net investment income are declared and distributed monthly by the Fund; however, the Trustees may decide to declare dividends at other intervals. For dividend purposes, net investment income of the Fund consists of all dividends and interest it receives, less its expenses (including fees payable to the Adviser and its affiliates). Distributions of the Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gains, and net realized gains from foreign currency transactions are declared and distributed to its shareholders annually after the close of the Fund's fiscal year.

         Dividends and other distributions paid on each class of shares of the Fund are calculated at the same time and in the same manner. Dividends on Class A, Class B, and Class C shares of a Fund are expected to be lower than those on its Class Y shares because Class A, Class B, and Class C shares have higher expenses resulting from their distribution and service fees. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

         DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For retirement accounts, all Fund distributions are reinvested. For other accounts, you have the following options:

         REINVEST ALL DISTRIBUTIONS. You can elect to reinvest all dividends and other distributions from the Fund in additional Fund shares of the same class.

         REINVEST INCOME DIVIDENDS ONLY. You can elect to reinvest dividends from the Fund in additional Fund shares of the same class while receiving other distributions by check or sent to your bank account.

         REINVEST OTHER DISTRIBUTIONS ONLY. You can elect to reinvest capital gain distributions from the Fund in additional Fund shares of the same class while receiving dividends by check or sent to your bank account.

         RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and other distributions from the Fund or have them sent to your bank account.

TAXES

         The Fund is treated as a separate corporation, and intends to qualify as a "regulated investment company" ("RIC"), under the Code. As such, and by complying with the applicable Code provisions regarding the amount and timing of its distributions, the Fund will be allowed a deduction for amounts distributed to its shareholders from its investment company taxable income (generally, its net investment income, net short-term capital gains and net gains from certain foreign currency transactions) and net capital gain and will not be subject to federal income tax on those amounts. To qualify for treatment as a RIC the Fund must, among other things, satisfy certain source of income and diversification requirements described in the SAI.

         The Fund intends to distribute all its investment company taxable income and net capital gain so as to avoid federal income and excise taxes. Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) generally will be taxable to you as ordinary income. The portion of those dividends that does not exceed the aggregate dividends received by the Fund from U.S. corporations will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

         Distributions of the Fund's net capital gain (whether paid in cash or reinvested additional shares), when designated as such, will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. The Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.

         Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions from the Fund.

         Dividends and other distributions declared by the Fund in October, November, or December, but received by you in January, generally are taxable to you in the year in which declared. The Fund will inform you after the end of each calendar year as to the amount and nature of dividends and other distributions paid (or deemed paid) to you for that year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above.

         When you redeem (sell) shares, it may result in a taxable gain or loss to you, depending on whether you receive more or less than your adjusted basis for the shares. An exchange of the Fund's shares, as described under "Purchase and Redemption of Shares -- Exchange Privilege," generally will have similar tax consequences. Special rules apply when you dispose of Class A shares of the Fund through a redemption or exchange within 90 after your purchase thereof and subsequently reacquire Class A shares of the Fund or acquire Class A shares of another series of the Trust without paying a sales charge. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when you acquired those shares, and that amount will increase the basis of the shares subsequently acquired. In addition, if you purchase shares of the Fund within thirty days before or after redeeming other shares of the Fund (regardless of class) at a loss, all or part of that loss will not be deductible and will increase the basis of the newly purchased shares.

         No gain or loss will be recognized by a shareholder as a result of a conversion of Class B shares into Class A shares.

         The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

         The foregoing is only a summary of certain federal income tax considerations affecting your investment in a Fund. More information is contained in the SAI. You should consult with your tax adviser about the effect of an investment in a Fund on your particular tax situation.

GENERAL

         The Fund may from time to time advertise certain investment performance information. Performance information may consist of yield and average annual total return quotations reflecting the deduction of all applicable charges over a period of time. The Fund also may use aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period. Performance information may be shown in schedules, charts or graphs. These figures are based on historical earnings and are not intended to indicate future performance.

         The "yield" of the Fund refers to the annualized net income generated by an investment in the Fund over a specified 30-day period, calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

         The "average annual total return" of the Fund refers to the total rate of return of an investment in the Fund. The figure is computed by calculating average annual compounded rates of return over the one-, five- and ten-year periods that would equate to the initial amount invested to the ending redeemable value, assuming reinvestment of all income dividends and capital gain distributions. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

         Further information about the performance of the Fund is contained in the SAI and in the Fund's semi-annual and annual reports to shareholders, which you may obtain without charge by writing the Fund's address or calling the telephone number set forth on the cover page of this Prospectus.

OTHER INFORMATION

BROKERAGE COMMISSIONS

         Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Adviser may select brokers who provide research or other services or who sell shares of the Fund to effect portfolio transactions. The Adviser may also select an affiliated broker to execute transactions for the Fund, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

SHARES OF BENEFICIAL INTEREST

         All shares of beneficial interest of the Trust are entitled to one vote, and votes are generally on an aggregate basis. However, on matters where the interests of the Fund and other series of the Trust (or classes of the Fund and other series of the Trust) differ (such as approval of an investment advisory agreement or a change in fundamental investment policies), the voting is on a series-by-series (or class-by-class) basis. The Trust does not hold routine annual shareholders' meetings. The shares of the Fund issued are fully paid and non-assessable, have no preference or similar rights, and are freely transferable. In addition, each issued and outstanding share in a class of the Fund is entitled to participate equally in dividends and distributions declared by that class.

REPORTS TO SHAREHOLDERS

         Investors  in the  Fund  will be  informed  of their  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

RETIREMENT PLANS AND MEDICAL SAVINGS ACCOUNTS

         Class A, Class B and Class C shares are available for purchase by qualified retirement plans of both corporations and self-employed individuals. The Trust has available prototype IRA plans (for both individuals and employers), Simplified Employee Pension ("SEP") plans, and savings incentive match plans for employees ("SIMPLE" plans) as well as Section 403(b)(7) Tax-Sheltered Retirement Plans which are designed for employees of public educational institutions and certain non-profit, tax-exempt organizations. The Trust also has information concerning prototype Medical Savings Accounts. For information, call or write the Distributor.

CLASS Y SHARES

         In order to buy Class Y shares you must be an institutional investor or a qualifying individual investor. Institutional investors may include, but are not limited to, the following: (i) tax qualified retirement plans which have (a) at least $10 million in plan assets, or (b) 250 or more employees eligible to participate at the time of purchase, (ii) banks and insurance companies purchasing shares for their own account, (iii) investment companies not affiliated with the Adviser, (iv) tax-qualified retirement plans of the Adviser or brokers, dealers, and other financial intermediaries that have a selling agreement with the Distributor and their affiliates, (v) endowments, foundations and other charitable organizations or (vi) accounts established under wrap fee or asset allocation programs where the accountholder pays the sponsor an asset-based fee. A qualifying individual investor is an investor who is a client of the Adviser and is making a purchase of over $500,000 or whose purchase together with his current holdings of Class Y shares exceeds $500,000 or any other individual who meets the minimum investment requirement.

         Class Y shares are available to eligible institutional investors and qualifying individual investors at net asset value without the imposition of an initial or deferred sales charge and are not subject to ongoing distribution or service fees imposed under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The minimum initial investment in Class Y shares is $500,000, but this requirement may be waived at the discretion of the Trust's officers.

         The Systematic Withdrawal Plan and Pre-Authorized Investment Plan are not available for Class Y shares.

         If you are considering a purchase of Class Y shares of the Fund, please call the Distributor at (800) 986-3384 to obtain information about eligibility and a prospectus.

DISTRIBUTOR

         Conseco Equity Sales, Inc., 11815 N. Pennsylvania Street, Carmel, Indiana 46032, serves as distributor of shares of the Trust.

TRANSFER AGENT

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's transfer agent.

CUSTODIAN

         The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of the assets of the Fund.

INDEPENDENT ACCOUNTANT

         Coopers & Lybrand L.L.P., 2900 One American Square, Box 82002, Indianapolis, Indiana 46282-0002, serves as the Trust's independent accountant.

LEGAL COUNSEL

         Certain legal matters for the Fund are passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036.

         THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE SAI.

If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:
         Conseco Fund Group
         Attn:  Administrative Offices
         11815 N. Pennsylvania Street, Carmel, Indiana 46032

Gentlemen:
         Please send me a free copy of the Statement of Additional Information for the Conseco Fund Group at the following address:

Name:
Mailing Address:

         Sincerely,

         (Signature)

APPENDIX A SECURITIES RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa - Bonds which are rated Aaa by Moody's Investors Service, Inc. ("Moody's") are judged to be the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds. Such issues can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S  CORPORATE BOND RATINGS:

AAA - This is the highest rating assigned by Standard & Poor's ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB/B/CCC/CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.+ BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PREFERRED STOCK RATINGS:

Both Moody's and S&P use the same designations for corporate bonds as they do for preferred stock, except that in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality, distinctions are comparable to those described above for corporate bonds.

                             PRELIMINARY PROSPECTUS
                             SUBJECT TO COMPLETION
                                 JULY 15, 1998

CONSECO FUND GROUP
CONSECO CONVERTIBLE  SECURITIES FUND
CLASS Y SHARES
ADMINISTRATIVE  OFFICE:  11815 N.  PENNSYLVANIA  STREET,  CARMEL,  INDIANA 46032
                                  800-825-1530


The Conseco Convertible Securities Fund ("Fund") is a series of the Conseco Fund Group ("Trust"), an open-end diversified management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues seven separate series of shares, each of which represents a separate portfolio of investments. The Fund offers four classes of shares. This Prospectus relates solely to Class Y shares of the Fund. Class A shares, Class B shares and Class C shares are offered to individual investors through a separate prospectus. Each class may have different expenses, which may affect performance.

         The Fund seeks high total return through a combination of current income and capital appreciation by investing primarily in securities that can be converted into common stock. The Fund may invest a significant amount of its assets in lower-rated fixed income securities, commonly known as "junk bonds" or "high yield securities." THESE SECURITIES ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND GREATER RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE HIGHER-RATED SECURITIES; THEREFORE, INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND.

         Conseco Capital Management, Inc. ("Adviser") serves as the Trust's investment adviser. The Adviser supervises the Trust's management and investment program, performs a variety of administrative services on behalf of the Trust, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The Trust pays all other expenses incurred in its operations, including fees and expenses of Trustees who are not affiliated persons of the Adviser or the Trust.

                                    * * * * *

         There is no assurance that the Fund will achieve its investment objective. The Fund may be used independently or in combination with other mutual funds. You may also purchase shares of the other series of the Trust and of a money market fund currently managed by Federated Management through separate prospectuses. Those prospectuses are available upon request by calling 800-986-3384.

         This Prospectus sets forth concisely the information about the Trust and the Fund that an investor should know before investing. A Statement of Additional Information ("SAI") dated September 28, 1998, containing additional information about the Trust and the Fund, has been filed with the SEC and is

(REDHERRING)
INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO THE REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the SAI without charge by calling or writing the Trust at the address and telephone number above. The SEC maintains an Internet World Wide Web site (http://www.sec.gov) that contains the SAI, materials that are incorporated by reference into this Prospectus and the SAI, and other information regarding the Fund. Information about the Trust and its series is available on the Internet World Wide Web at http://www.conseco.com.

INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is September 28, 1998.

                                TABLE OF CONTENTS

    FEE TABLE.................................................................2
    INVESTMENT OBJECTIVE AND POLICIES.........................................3
    INVESTMENT TECHNIQUES AND OTHER INVESTMENT POLICIES.......................6
    MANAGEMENT...............................................................14
    PURCHASE AND REDEMPTION OF SHARES........................................16
    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES.................................20
    OTHER INFORMATION........................................................22
    APPENDIX A SECURITIES RATINGS...........................................A-1


FEE TABLE

         The  following   fee  tables  are  provided  to  assist   investors  in
understanding the various fees and expenses which may be borne directly or indirectly by an investment in Class Y shares of the Fund.

--------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------
Maximum Sales Charge Imposed on Purchases         None

--------------------------------------------------------
Maximum Sales Charge Imposed on                   None
Reinvested Dividends
--------------------------------------------------------
Maximum Contingent Deferred Sales Charge          None
--------------------------------------------------------
Redemption Fees                                   None
--------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average daily net assets)
--------------------------------------------------------------------------------------------------------------------------
FUND                                  MANAGEMENT       ADMINISTRATIVE      12B-1          OTHER               TOTAL
                                      FEES             FEES                FEES           EXPENSES(2)         OPERATING
                                      AFTER FEE                                                               EXPENSES(3)
                                      RATE
                                      REDUCTION(1)                                        AFTER FEE WAIVERS AND
                                                                                          EXPENSE REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------
Conseco Convertible                   0.75%             0.20%               None          0.10%              1.05%
Securities Fund
-------------------------------------------------------------------------------------------------------------------------

1 The Adviser has voluntarily undertaken to reduce its advisory fee with respect to the Fund to 0.75% of the Fund's average daily net assets until April 30, 1999. Absent such undertaking, the advisory fee would be 0.85% of the Fund's average daily net assets.

2 Other Expenses in the fee table are based on estimated amounts for the current fiscal year and exclude taxes, interest, brokerage and other transaction expenses, and any extraordinary expenses.

3 The expense information set forth above reflects voluntary commitments of the Adviser and Conseco Services, LLC ("Administrator") to waive a portion of their fees under the Fund's Investment Advisory Agreement and Administration Agreement, respectively, and/or to reimburse a portion of the Fund's expenses through April 30, 1999. The voluntary commitments provide that the Total Operating Expenses for the Fund, on an annual basis, will not exceed the amount set forth above. In the absence of such waivers and reimbursements (as well as the Adviser's undertaking with respect to the Fund as noted above), it is estimated that Other Expenses would be .25% and Total Operating Expenses would be 1.30% of the average daily net assets of the Fund.


EXAMPLE

         Assuming a hypothetical investment of $1,000, a 5% annual return and redemption at the end of each time period, an investor in Class Y of the Fund would pay transaction and operating expenses at the end of each year as follows:

            -------------------------------------------------------------
                                                   1 YEAR      3 YEARS
            -------------------------------------------------------------
            Conseco Convertible Securities Fund      $11         $33
            -------------------------------------------------------------

         THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.


INVESTMENT OBJECTIVE AND POLICIES

         The Fund seeks high total return through a combination of current income and capital appreciation by investing primarily in convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the risk of changing economic conditions, as well as the risk inherent in the ability of its investment adviser to make changes in investments in anticipation of changes in economic, business, and financial conditions. The investment objective of the Fund is not fundamental, as defined below.

         The different types of securities and investment techniques of the Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques of the Fund and their risks are described in greater detail in "Description of Securities and Investment Techniques" in the SAI.

         The Fund is subject to investment restrictions that are described under "Investment Restrictions" in the SAI. Those investment restrictions that are "fundamental policies" may not be changed without a majority vote of the outstanding shares of the Fund. Except as otherwise noted, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Trust's Board of Trustees ("Board") may change them without shareholder approval. See "Description of Securities and Investment Techniques" and "Investment Restrictions" in the SAI for further information.

CONSECO CONVERTIBLE SECURITIES FUND

         Under normal circumstances, the Fund will invest at least 65% of its total assets in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The Fund may invest in other securities, including common stock and securities that are convertible other than at the option of the holder.

         Convertible securities generally have less potential for gain or loss than common stocks. In general, a convertible security performs more like a stock when the underlying stock's price is high (because it is assumed it will be converted into the stock) and more like a bond when the underlying stock's price is low (because it is assumed that it will mature without being converted). Each convertible security offers a different combination of upside potential and downside risk. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.

         Because convertible securities have both an equity and a fixed-income component, the value of the Fund's investments varies in response to many factors. The equity component makes the value of convertible securities subject to the activities of individual companies, and general market and economic conditions. The fixed-income component causes fluctuations based on changes in interest rates and in the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

         The Fund may invest over 50% of its assets in lower-rated fixed-income securities, commonly known as "junk bonds" or "high yield debt securities." Lower-rated fixed income securities are securities rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), securities comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or unrated securities of equivalent quality. While lower-rated fixed income securities are subject to all risks inherent in any investment in debt securities, these risks are significantly greater than is the case for investment grade debt securities. A debt security will be considered "investment grade" if it is rated in one of the four highest rating categories by at least one NRSRO or, if unrated, is determined by the Adviser to be of comparable quality. The lowest rating categories in which the Fund will invest are CCC/Caa. See "Risks Associated With High Yield Debt Securities" below and "Description of Securities and Investment Techniques" in the SAI. The Appendix to this Prospectus describes Moody's and S&P's rating categories.

         The Fund may invest in zero coupon securities and payment-in-kind securities. A zero coupon security pays no interest to its holders prior to maturity, and a payment-in-kind security pays interest in the form of additional securities. These securities will be subject to greater fluctuation in market value in response to changing interest rates than securities of comparable maturities that make periodic cash distributions of interest.

         The Fund also may invest in equity and debt securities of foreign issuers, including issuers based in emerging markets. As a non-fundamental policy, the Fund may invest up to 50% of its total assets (measured at the time of investment) in foreign securities; however, the Fund presently does not intend to invest more than 25% of its total assets in such securities. Investments in foreign securities may involve risks in addition to those of U.S. investments. See "Foreign Securities" below for further information.

         The Fund may invest in private placements, securities traded pursuant to Rule 144A under the Securities Act of 1933 ("1933 Act") (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Adviser to be liquid under guidelines adopted by the Board. As a matter of fundamental policy, with respect to 75% of its total assets, the Fund will not (1) invest more than 5% of its total assets in any one issuer, except for U.S. Government securities; or (2) invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

         The Adviser does not rely solely on the ratings of rated securities in making investment decisions; rather it also evaluates other economic and business factors affecting the issuer. Ratings are only the opinions of the agencies issuing them and are not absolute standards as to quality. The Adviser seeks to enhance total return specifically through purchasing securities which it believes are undervalued and selling, when appropriate, those securities it believes are overvalued. In order to determine value, the Adviser utilizes independent fundamental analysis of the issuer as well as an analysis of the specific structure of the security.

         The Fund may use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objective. Such strategies and techniques include, but are not limited to, writing call and put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing and writing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements, reverse repurchase agreements and dollar rolls; investing in when-issued or delayed delivery securities; selling securities short, and entering into swaps and other interest rate transactions. The Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. See "Description of Securities and Investment Techniques" in the SAI for further information.

INVESTMENT TECHNIQUES AND OTHER INVESTMENT POLICIES

CONVERTIBLE SECURITIES

         The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on the Fund's ability to achieve its investment objective.

EQUITY SECURITIES

         The Fund may invest in equity securities, which may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity interest in a corporation. The value of equity securities fluctuates based on changes in a company's financial condition and overall economic and market conditions. The Fund invests in larger, more established companies as well as companies with small and medium capitalizations ("small- and mid-cap companies").

         While small- and mid-cap companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations. In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities. As a result, investments in small- and mid-cap companies may be subject to greater price fluctuations than investments in larger, more established companies. The Adviser's research efforts may also play a greater role in selecting small- and mid-cap company securities for the Fund than securities of larger, more established companies.

PREFERRED STOCK

         The Fund may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

DEBT SECURITIES

         The  Fund  may  invest  in  U.S.   dollar-denominated   corporate  debt
securities of domestic issuers, and in debt securities of foreign issuers that may or may not be U.S. dollar-denominated.

         The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade debt securities, generally have some speculative characteristics. A debt security will be placed in this rating category when interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

         Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common stock (see "Convertible Securities" above), or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security's governing instrument.

         In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. The Adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

         RISKS ASSOCIATED WITH HIGH YIELD DEBT SECURITIES. The Fund may invest significantly in high yield, high risk, lower-rated fixed income securities. Lower-rated fixed income securities are subject to all risks inherent in any investment in debt securities. As discussed below, these risks are significantly greater in the case of lower-rated fixed income securities.

         Lower-rated fixed income securities generally offer a higher yield than that available from higher-rated issues with similar maturities, as compensation for holding a security that is subject to greater risk. Lower-rated fixed income securities are deemed by rating agencies to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk or exposure to adverse conditions. Lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

         An economic downturn affecting the issuer may result in a weakened capacity to make principal and interest payments and an increased incidence of default. In addition, a fund that invests in lower-rated securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in lower-rated fixed income securities, the success of such investments is dependent upon the credit analysis of the Adviser. Although the market for lower-rated fixed income securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. This market may be thinner and less active than the market for higher quality securities, which may limit the ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

ZERO COUPON BONDS

         The Fund may invest in zero coupon securities. Zero coupon bonds are debt obligations which make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity (or the first interest payment date) at a rate of interest reflecting the market rate at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

         The original issue discount on zero coupon bonds must be included in the Fund's income ratably as it accrues. Accordingly, to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to the Fund and when it would not otherwise choose to dispose of the assets.

PAY-IN-KIND BONDS

         The Fund may invest in pay-in-kind bonds. These bonds pay "interest" through the issuance of additional bonds, thereby adding debt to the issuer's balance sheet. The market prices of these securities are likely to respond to changes in interest rates to a greater degree than the prices of securities paying interest currently. Pay-in-kind bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date and the Fund may obtain no return at all on its investment if the issuer defaults.

         The holder of a pay-in-kind bond must accrue income with respect to these securities prior to the receipt of cash payments thereon. To avoid liability for federal income and excise taxes, the Fund most likely will be required to distribute income accrued with respect to these securities, even though the Fund has not received that income in cash, and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

MORTGAGE-BACKED SECURITIES

         The Fund may invest in mortgage-backed securities. Mortgage-backed securities are interests in "pools" of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). The Fund also may invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations," below), and in other types of mortgage-related securities.

         MORTGAGE PASS-THROUGH SECURITIES. These are securities representing interests in pools of mortgages in which periodic payments of both interest and principal on the securities are made by "passing through" periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Fannie Mae ("FNMA") or Freddie Mac ("FHLMC")). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

         GNMA CERTIFICATES. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. As a result, GNMA certificates are considered to have a low risk of default, although they are subject to the same market risk as comparable debt securities. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

         FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in pools of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

         FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent interests in pools of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

         As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

         COLLATERALIZED MORTGAGE OBLIGATIONS AND MORTGAGE-BACKED BONDS. Mortgage-backed securities may be issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received, although not necessarily on a pro rata basis. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, the Fund could sustain a loss. If new types of mortgage-related securities are developed and offered to investors, investments in such securities will be considered.

         STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative securities usually structured with two classes that receive different proportions of the interest and principal distributions from an underlying pool of mortgage assets. The Fund may purchase securities representing only the interest payment portion of the underlying mortgage pools (commonly referred to as "IOs") or only the principal portion of the underlying mortgage pools (commonly referred to as "POs"). Stripped mortgage-backed securities are more sensitive to changes in prepayment and interest rates and the market for such securities is less liquid than is the case for traditional debt securities and mortgage-backed securities. The yield on IOs is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of repayment may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund will fail to recoup fully its initial investment in these securities, even if they are rated high quality. Most IOs and POs are regarded as illiquid and will be included in the Fund's limit on illiquid securities.

         RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

TRUST ORIGINATED PREFERRED SECURITIES

         The Fund may also invest in trust originated preferred securities, a relatively new type of security generally issued by financial institutions such as banks and insurance companies and other issuers. Trust originated preferred securities represent interests in a trust formed by the issuer. The trust sells preferred shares and invests the proceeds in notes issued by the same entity. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Issuers of the notes currently enjoy favorable tax treatment. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to the Fund. In addition, some trust originated preferred securities are available only to qualified institutional buyers under Rule 144A.

LOAN PARTICIPATIONS AND ASSIGNMENTS

         The Fund may invest in loan participations or assignments. In purchasing a loan participation or assignment, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and the Fund will be exposed to a risk of loss if the borrower defaults. Loan participations may also be purchased by the Fund when the borrowing company is already in default.

         In purchasing a loan participation, the Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. The Fund's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties. Many of the interests in loans purchased by the Fund will be illiquid and therefore subject to the Fund's limit on illiquid investments.

COLLATERALIZED BOND OBLIGATIONS

         A collateralized bond obligation ("CBO") is a type of asset-backed security. Specifically, a CBO is an investment grade bond which is backed by a diversified pool of lower-rated fixed income securities. The pool of lower-rated securities is separated into "tiers" representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate. Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (i.e. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

FOREIGN SECURITIES

         The Fund may invest in securities of foreign issuers. These securities may be U.S. dollar denominated or non-U.S. dollar denominated. Foreign securities include securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.

         Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit the Fund to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that may not move in a manner parallel to U.S. markets.

         Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets; confiscatory taxation; political, social or financial instability; and war or other diplomatic developments that could adversely affect investments in those countries. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. The Fund generally will incur costs in connection with conversion between various currencies.

         There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs, custodial fees and management costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. The Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve longer time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         All of the foregoing risks may be intensified in emerging markets.

         Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its investors in all cases.

         ADRs are certificates issued by a U.S. bank or trust company representing an interest in securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. European Depositary Receipts ("EDRs") are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

RESTRICTED SECURITIES, RULE 144A SECURITIES AND ILLIQUID SECURITIES

         The Fund may invest in restricted securities, such as private placements, and in Rule 144A securities. Once acquired, restricted securities may be sold by the Fund only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. If sold in a privately negotiated transaction, the Fund may have difficulty finding a buyer and may be required to sell at a price that is less than it had anticipated. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

         Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. The Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

         The Fund may not invest in any security if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, to minimize the risk, the Fund will enter into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the Board. No more than 15% of the Fund's assets may be subject to repurchase agreements maturing in more than seven days.

SECURITIES LENDING

         The Fund may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, U.S. Government securities, and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans would exceed 33-1/3% of the Fund's total assets. The Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Fund seeks to minimize this risk by making loans only to borrowers which are deemed by the Adviser to be of good financial standing and which have been approved by the Board.

BORROWING

         The Fund may borrow money to purchase securities, which is a form of leverage. This leverage may exaggerate the gains and losses on the Fund's investments and changes in the net asset value of its shares. Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, the Fund will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Fund may pledge assets in connection with permitted borrowings. The Fund may borrow an amount up to 33-1/3% of its assets.

PORTFOLIO TURNOVER

         The Fund does not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving its objective. It is anticipated that the annual turnover rate of the Fund normally will not exceed 325%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions and Taxes."

MANAGEMENT

         The Trustees of the Trust decide upon matters of general policy for the Trust. In addition, the Trustees review the actions of the Adviser, as set forth below. The Trust's officers supervise the daily business operations of the Trust. For information about the Trust's Board of Trustees and the Trust's officers, see "Management" in the SAI.

THE ADVISER

         Conseco Capital Management, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032, has been retained under an Investment Advisory Agreement with the Trust to provide investment advice and in general to supervise the management and investment program of the Trust and the Fund. The Adviser is a wholly-owned subsidiary of Conseco, Inc., a publicly-owned financial services company, the principal operations of which are in development, marketing, and administration of specialized annuity, life and health insurance products. The Adviser also manages the other series of the Trust, manages and serves as sub-adviser to other registered investment companies, and manages all of the invested assets of its parent company, Conseco, Inc., which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. The Adviser also manages foundations, endowments, public and corporate pension plans, and private client accounts. As of December 31, 1997, the Adviser managed in excess of $32 billion worth of assets.

         The Adviser generally manages the affairs of the Trust, subject to the supervision of the Board. Under the Investment Advisory Agreement, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of
 .85% of the average daily net asset value of the Fund. The Adviser has voluntarily undertaken to reduce its advisory fee with respect to the Fund until April 30, 1999. See "Fee Table" for more information. The Adviser, the Administrator, and the Distributor have voluntarily agreed to waive their fees and/or reimburse expenses to the extent that the ratio of expenses to net assets on an annual basis for the Fund exceeds 1.05%. This voluntary limit may be discontinued at any time after April 30, 1999.

         Andrew S. Chow, CFA, FLMI, Vice President, is the investment professional primarily responsible for the management of the Fund. Mr. Chow is responsible for trading mortgage-backed securities (MBS), exchange and over-the-counter derivatives and convertible bonds. He also holds fixed income portfolio management responsibilities. Prior to joining the Adviser, Mr. Chow was Manager of Quantitative Analysis at Washington Square Capital, where he was responsible for MBS, non-dollar bonds and derivatives. Prior to working at Washington Square, Mr. Chow traded futures on the floor of the Minneapolis Grain Exchange. Mr. Chow is a Chartered Financial Analyst and a Fellow of the Life Management Institute.

         Like other financial and business organizations, the Fund could be adversely affected if computer systems it relies on do not properly process date-related information and data involving the years 2000 and after. The Adviser is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. The Adviser also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Fund purchases. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

ADMINISTRATIVE FEES

         Pursuant to an administration agreement ("Administration Agreement"), the Administrator supervises the overall administration of the Fund. These administrative services include supervising the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities. For providing these services, the Administrator receives a fee from the Fund of .20% per annum of the Fund's average daily net assets. Pursuant to the Administration Agreement, the Administrator reserves the right to employ one or more sub-administrators to perform administrative services for the Fund. The Bank of New York performs certain administrative services for the Fund pursuant to an agreement with the Administrator.

PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

         You may purchase Class Y shares from any broker, dealer, or other financial intermediary that has a selling agreement with the Distributor. These firms may charge for their services in connection with your purchase order. In addition, as discussed below, an account may be opened for the purchase of shares of the Fund by mailing a completed account application and a check payable to the Fund to the Conseco Fund Group, P.O. Box 8017, Boston, Massachusetts 02266-8017. Or you may telephone (800) 986-3384 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application.

         In order to buy Class Y shares you must be an institutional investor or a qualifying individual investor. Institutional investors may include, but are not limited to, the following: (i) tax qualified retirement plans which have (a) at least $10 million in plan assets, or (b) 250 or more employees eligible to participate at the time of purchase, (ii) banks and insurance companies purchasing shares for their own account, (iii) investment companies not affiliated with the Adviser, (iv) tax-qualified retirement plans of the Adviser or brokers, dealers, and other financial intermediaries that have a selling agreement with the Distributor and their affiliates, (v) endowments, foundations and other charitable organizations or (vi) accounts established under wrap fee or asset allocation programs where the accountholder pays the sponsor an asset-based fee. A qualifying individual investor is an investor who is a client of the Adviser and is making a purchase of over $500,000 or whose purchase together with his current holdings of Class Y shares exceeds $500,000 or any other individual who meets the minimum investment requirement.

         Purchase orders for the Fund are accepted only on a business day as defined below. Orders for shares received by the Fund's Transfer Agent on any business day prior to the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern Time) will receive that day's offering price, which is net asset value. Orders received by the Transfer Agent after such time but prior to the close of business on the next business day will receive the next business day's offering price. If you purchase shares through a broker, dealer, or other financial intermediary, that firm is responsible for forwarding payment promptly to the Transfer Agent. A "business day" is any day on which the NYSE is open for business. It is anticipated that the NYSE will be closed Saturdays and Sundays and on days on which the NYSE observes New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Your initial purchase amount must be at least $500,000. However, the minimum may be waived at the discretion of the Fund's officers. The Fund and the Distributor or Transfer Agent reserves the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

         Certain brokers, dealers, and other financial intermediaries may be authorized to accept purchase orders on behalf of the Fund. The Fund will be deemed to have received a purchase order when an authorized broker, dealer, or other financial intermediary accepts the order. Orders placed through an authorized broker, dealer, or other financial intermediary will receive the offering price next calculated after the order has been accepted by such an authorized firm. In all other cases, it is the responsibility of the broker, dealer, or other financial intermediary to forward customer orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m. Eastern Time).

         Brokers, dealers and other financial intermediaries are required to provide payment within three business days after placing an order. WHEN MAKING PAYMENT FOR CONFIRMED PURCHASES VIA FEDERAL FUNDS WIRE, SUCH FIRMS MUST REFERENCE THE CONFIRMATION NUMBER TO ENSURE TIMELY CREDIT.

         The Distributor may provide promotional incentives, including cash compensation, to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Fund. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made by the Distributor or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.

         You will receive a confirmation of each new transaction in your account, which will also show you the number of Fund shares you own and the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued.

PURCHASES BY WIRE

         Purchases by wire transfer should be directed to the Transfer Agent. To receive an account number call (800) 986-3384 between the hours of 8:00 a.m. and 4:00 p.m. (Eastern Time) on a business day (as defined above) on which your bank is open for business. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and the wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to: ABA # 011000028, State Street Bank, Boston, MA, Account # 9905-244-1. If you arrange for receipt by the Transfer Agent of Federal funds prior to the close of regular trading (normally 4:00 p.m. Eastern
Time) of the NYSE on a business day as defined above, you will receive that day's offering price. Your bank may charge for these services.

PURCHASES BY CHECK

         An initial investment made by check must be accompanied by an application, completed in its entirety. Additional shares of the Fund may also be purchased by sending a check payable to the Fund, along with information regarding your account, including the account number, to the Transfer Agent. All checks should be drawn only on U.S. banks in U.S. funds, in order to avoid fees and delays. A charge may be imposed if any check submitted for investment does not clear. Third party checks will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

HOW TO REDEEM SHARES OF THE FUND

         Shares of Class Y are redeemed at net asset value next determined after receipt of a redemption request in good form on any business day.

REDEMPTIONS BY MAIL

         A written request for redemption must be received by the Transfer Agent to constitute a valid tender for redemption. It will also be necessary for corporate investors and other associations to have an appropriate certification authorizing redemptions by a corporation or an association on file before a redemption request will be considered in proper form. A suggested form of such certification is provided on the application accompanying this Prospectus. A signature guarantee is required for redemptions of $50,000 or more. A signature guarantee may be obtained from most banks, brokers and dealers, credit unions, savings associations and financial institutions, but not from a notary public.

REDEMPTIONS BY WIRE OR TELEPHONE

         Brokers, dealers, or other financial intermediaries may communicate redemption orders by wire or telephone. These firms may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charges.

         The  Fund  and the  Transfer  Agent  will  not be  responsible  for the authenticity  of  telephone  instructions  or  losses,  if any,  resulting  from unauthorized shareholder transactions if the Fund or the Transfer Agent reasonably believes that such instructions are genuine. The Fund and the Transfer Agent have established procedures that the Fund believes are reasonably appropriate to confirm that instructions communicated by telephone are genuine. These procedures include: (i) recording telephone instructions for exchanges and expedited redemptions; (ii) requiring the caller to give certain specific identifying information; and (iii) providing written confirmations to shareholders of record not later than five days following any such telephone transactions. If the Fund and the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

REDEMPTIONS THROUGH BROKERS, DEALERS AND OTHER FINANCIAL INTERMEDIARIES

         Certain brokers, dealers, and other financial intermediaries may be authorized to accept redemption orders on behalf of the Fund. The Fund will be deemed to have received a redemption order when an authorized broker, dealer, or other financial intermediary accepts the order. Orders placed through an authorized broker, dealer, or other financial intermediary will receive the net asset value next calculated after the order has been accepted by such an authorized firm, minus any applicable contingent deferred sales charge. In all other cases, it is the responsibility of the broker, dealer, or other financial intermediary to forward customer redemption orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m. Eastern Time).

EXPEDITED REDEMPTIONS

         You may have the payment of redemption requests (of $250 or more) wired or mailed directly to a domestic commercial bank account that you have previously designated. Normally, such payments will be transmitted on the second business day following receipt of the request (provided redemptions may be made). You may request a wire redemption by telephone or written request sent to the Transfer Agent. For telephone redemptions, call the Transfer Agent at (800) 986-3384. You must complete the "Expedited Redemptions" section of the application for this privilege to be applicable.

GENERAL

         Payment to shareholders for shares redeemed or repurchased will be made within seven days after receipt by the Transfer Agent. The Fund may delay the payment of redemption proceeds until the check used to purchase the shares being redeemed has cleared, which may take up to 15 days or longer. To reduce such delay, the Fund recommends that all purchases be made by bank wire Federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC.

EXCHANGE PRIVILEGE

         Class Y shares of the Fund may be exchanged for Class Y shares of another series of the Trust at the relative net asset values per share at the time of the exchange. The total value of shares of a fund purchased by exchange must at least equal the fund's minimum investment requirement. Before exchanging shares, you should consider the differences in investment objectives and expenses of the fund into which the exchange would be made. Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same business day on which the Transfer Agent receives an exchange request that is in proper form by the close of the NYSE that day.

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE

         Electronic transfers through Automated Clearing House ("ACH") allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Initial purchase minimums apply. You must complete the "ACH" section of the application for this privilege to be applicable.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each class of shares of the Fund as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day (as previously defined) by dividing the value of the Fund's net assets attributable to a class (the class' pro rata share of the value of the Fund's assets minus the class' pro rata share of the Fund's liabilities) by the number of shares of that class outstanding.

         Securities held by the Fund will be valued as follows: Securities that are traded on stock exchanges or the Nasdaq Stock Market are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividends from net investment income are declared and distributed monthly by the Fund; however, the Trustees may decide to declare dividends at other intervals. For dividend purposes, net investment income of the Fund consists of all dividends and interest it receives, less its expenses (including fees payable to the Adviser and its affiliates). Distributions of the Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gains, and net realized gains from foreign currency transactions are declared and distributed to its shareholders annually after the close of the Fund's fiscal year.

         Dividends and other distributions paid on each class of shares of the Fund are calculated at the same time and in the same manner. Dividends on Class A, Class B, and Class C shares of a Fund are expected to be lower than those on its Class Y shares because Class A, Class B, and Class C shares have higher expenses resulting from their distribution and service fees. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

         DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For retirement accounts, all Fund distributions are reinvested. For other accounts, you have the following options:

         REINVEST ALL DISTRIBUTIONS. You can elect to reinvest all dividends and other distributions from the Fund in additional Class Y shares of the Fund.

         REINVEST INCOME DIVIDENDS ONLY. You can elect to reinvest dividends from the Fund in Class Y shares of the Fund while receiving other distributions by check or sent to your bank account.

         REINVEST OTHER DISTRIBUTIONS ONLY. You can elect to reinvest capital gain distributions from the Fund in Class Y shares of the Fund while receiving dividends by check or sent to your bank account.

         RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and other distributions from the Fund or have them sent to your bank account.

TAXES

         The Fund is treated as a separate corporation, and intends to qualify as a "regulated investment company" ("RIC"), under the Code. As such, and by complying with the applicable Code provisions regarding the amount and timing of its distributions, the Fund will be allowed a deduction for amounts distributed to its shareholders from its investment company taxable income (generally, its net investment income, net short-term capital gains and net gains from certain foreign currency transactions) and net capital gain and will not be subject to federal income tax on those amounts. To qualify for treatment as a RIC the Fund must, among other things, satisfy certain source of income and diversification requirements described in the SAI.

         The Fund intends to distribute all its investment company taxable income and net capital gain so as to avoid federal income and excise taxes.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) generally will be taxable to you as ordinary income. The portion of those dividends that does not exceed the aggregate dividends received by the Fund from U.S. corporations will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

         Distributions of the Fund's net capital gain (whether paid in cash or reinvested additional shares), when designated as such, will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. The Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.

         Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions from the Fund.

         Dividends and other distributions declared by the Fund in October, November, or December, but received by you in January, generally are taxable to you in the year in which declared. The Fund will inform you after the end of each calendar year as to the amount and nature of dividends and other distributions paid (or deemed paid) to you for that year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above.

         When you redeem (sell) shares, it may result in a taxable gain or loss to you, depending on whether you receive more or less than your adjusted basis for the shares. An exchange of the Fund's shares, as described under "Purchase and Redemption of Shares -- Exchange Privilege," generally will have similar tax consequences. In addition, if you purchase shares of the Fund within thirty days before or after redeeming other shares of the Fund (regardless of class) at a loss, all or part of that loss will not be deductible and will increase the basis of the newly purchased shares.

         The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

         The foregoing is only a summary of certain federal income tax considerations affecting your investment in a Fund. More information is contained in the SAI. You should consult with your tax adviser about the effect of an investment in a Fund on your particular tax situation.

GENERAL

         The Fund may from time to time advertise certain investment performance information. Performance information may consist of yield and average annual total return quotations reflecting the deduction of all applicable charges over a period of time. The Fund also may use aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period. Performance information may be shown in schedules, charts or graphs. These figures are based on historical earnings and are not intended to indicate future performance.

         The "yield" of the Fund refers to the annualized net income generated by an investment in the Fund over a specified 30-day period, calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

         The "average annual total return" of the Fund refers to the total rate of return of an investment in the Fund. The figure is computed by calculating average annual compounded rates of return over the one-, five- and ten-year periods that would equate to the initial amount invested to the ending redeemable value, assuming reinvestment of all income dividends and capital gain distributions. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

         Further information about the performance of the Fund is contained in the SAI and in the Fund's semi-annual and annual reports to shareholders, which you may obtain without charge by writing the Fund's address or calling the telephone number set forth on the cover page of this Prospectus.

OTHER INFORMATION

BROKERAGE COMMISSIONS

         Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Adviser may select brokers who provide research or other services or who sell shares of the Fund to effect portfolio transactions. The Adviser may also select an affiliated broker to execute transactions for the Fund, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

SHARES OF BENEFICIAL INTEREST

         All shares of beneficial interest of the Trust are entitled to one vote, and votes are generally on an aggregate basis. However, on matters where the interests of the Fund and other series of the Trust (or classes of the Fund and other series of the Trust) differ (such as approval of an investment advisory agreement or a change in fundamental investment policies), the voting is on a series-by-series (or class-by-class) basis. The Trust does not hold routine annual shareholders' meetings. The shares of the Fund issued are fully paid and non-assessable, have no preference or similar rights, and are freely transferable. In addition, each issued and outstanding share in a class of the Fund is entitled to participate equally in dividends and distributions declared by that class.

REPORTS TO SHAREHOLDERS

         Investors  in the  Fund  will be  informed  of their  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

RETIREMENT PLANS AND MEDICAL SAVINGS ACCOUNTS

         Class Y shares are available for purchase by qualified retirement plans of both corporations and self-employed individuals. The Trust has available prototype IRA plans (for both individuals and employers), Simplified Employee Pension ("SEP") plans, and savings incentive match plans for employees ("SIMPLE" plans) as well as Section 403(b)(7) Tax-Sheltered Retirement Plans which are designed for employees of public educational institutions and certain non-profit, tax-exempt organizations. The Trust also has information concerning prototype Medical Savings Accounts. For information, call or write the Distributor.

CLASS A, CLASS B AND CLASS C SHARES

         In addition to Class Y Shares, the Trust also offers Class A, Class B and Class C shares. These shares are available to individual investors. Class A, Class B and Class C shares generally have higher operating expenses resulting from their distribution and service fees and are subject to certain sales charges. Please call the Distributor at (800) 986-3384 for additional information on the purchase of Class A, Class B and Class C shares.

DISTRIBUTOR

         Conseco Equity Sales, Inc., 11815 N. Pennsylvania Street, Carmel, Indiana 46032, serves as distributor of shares of the Trust.

TRANSFER AGENT

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's transfer agent.

CUSTODIAN

         The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of the assets of the Fund.

INDEPENDENT ACCOUNTANTS

         Coopers & Lybrand L.L.P., 2900 One American Square, Box 82002, Indianapolis, Indiana 46282-0002, serves as the Trust's independent accountant.

LEGAL COUNSEL

         Certain legal matters for the Fund are passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036.

         THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE SAI.

If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:
         Conseco Fund Group
         Attn:  Administrative Offices
         11815 N. Pennsylvania Street, Carmel, Indiana 46032

Gentlemen:

         Please send me a free copy of the Statement of Additional Information for the Conseco Fund Group at the following address:

Name:
Mailing Address:

         Sincerely,

         (Signature)

APPENDIX A SECURITIES RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa - Bonds which are rated Aaa by Moody's Investors Service, Inc. ("Moody's") are judged to be the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds. Such issues can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S  CORPORATE BOND RATINGS:

AAA - This is the highest rating assigned by Standard & Poor's ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB/B/CCC/CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.+ BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PREFERRED STOCK RATINGS:

Both Moody's and S&P use the same designations for corporate bonds as they do for preferred stock, except that in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality, distinctions are comparable to those described above for corporate bonds.

                             SUBJECT TO COMPLETION
                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 15, 1998



                      STATEMENT OF ADDITIONAL INFORMATION

                               CONSECO FUND GROUP

                      CONSECO CONVERTIBLE SECURITIES FUND


                            CLASS A, B AND C SHARES

                               SEPTEMBER 28, 1998



This Statement of Additional Information ("SAI") is not a prospectus. It contains additional information about the Conseco Fund Group (the "Trust") and its series the Conseco Convertible Securities Fund ("Fund"). It should be read in conjunction with the Fund's Class A, B, and C prospectus (the "Prospectus"), dated September 28, 1998. You may obtain a copy by contacting the Trust's Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


                                TABLE OF CONTENTS

GENERAL INFORMATION........................................................2
INVESTMENT RESTRICTIONS....................................................2
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES........................4
INVESTMENT PERFORMANCE....................................................18
SECURITIES TRANSACTIONS...................................................20
MANAGEMENT................................................................22
FUND EXPENSES.............................................................26
DISTRIBUTION ARRANGEMENTS.................................................26
PURCHASE AND REDEMPTION OF SHARES.........................................27
GENERAL...................................................................29
TAXES.....................................................................31
OTHER INFORMATION.........................................................35

(REDHERRING)
INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Trust is a "series" type of mutual fund which issues separate series of shares, each of which represents a separate portfolio of investments. The Fund offers four classes of shares. This SAI relates solely to Class A shares, Class B shares and Class C shares of the Fund. Class Y shares are offered to certain institutional investors and qualifying individual investors through a separate prospectus and SAI. Each class may have different expenses, which may affect performance. Conseco Capital Management, Inc. (the "Adviser") serves as the Trust's investment adviser.

INVESTMENT RESTRICTIONS

The Trust has adopted the following policies relating to the investment of assets of the Fund and its activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of the Fund. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares or interests represented at a meeting at which more than 50 percent of the outstanding shares or interests are represented or (ii) more than 50 percent of the outstanding shares or interests. A change in policy affecting only the Fund (and not another series of the Trust) may be effected with the approval of the holders of a majority of the outstanding shares of the Fund. Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

The Fund may not (except as noted):

 1. Purchase or sell commodities or commodity contracts except that the Fund may purchase or sell options, futures contracts, and options on futures contracts and may engage in interest rate and foreign currency transactions;

 2. Borrow money, except that the Fund may: (a) borrow from banks, and (b) enter into reverse repurchase agreements, provided that (a) and (b) in combination do not exceed 33-1/3% of the value of its total assets
         (including the amount borrowed) less liabilities (other than borrowings); and except that the Fund may borrow from any person up to 5% of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments);

 3. Underwrite securities of other issuers except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase or sale of portfolio securities;

 4. With respect to 75% of the Fund's total assets, purchase the securities of any issuer if (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or (b) the Fund would own more than 10% of the outstanding voting securities of that issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

 5. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

 6. Purchase or sell real estate, except that the Fund may purchase securities which are issued by companies which invest in real estate or which are secured by real estate or interests therein;

 7. Make loans of its assets if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties except through (a) entering into repurchase agreements and (b) purchasing debt instruments; or

 8. Issue any senior security except as permitted under the 1940 Act.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are designated as non-fundamental with respect to the Fund and may be changed by the Board without shareholder approval.

The Fund may not (except as noted):

 1. Sell securities short in an amount exceeding 15% of its assets, except that the Fund may, without limit, make short sales against the box. Transactions in options, futures, options on futures and other derivative instruments shall not constitute selling securities short;

 2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions and except that margin deposits in connection with transactions in options, futures, options on futures and other derivative instruments shall not constitute a purchase of securities on margin; or

 3. Make loans of its assets, except that the Fund may enter into repurchase agreements and purchase debt instruments as set forth in its fundamental policy on lending and may lend portfolio securities in an amount not to exceed 33-1/3% of the value of the Fund's total assets.

In order to limit the risks associated with entry into repurchase agreements, the Board has adopted certain criteria (which are not fundamental policies) to be followed by the Fund. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized, (c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The following discussion describes in greater detail different types of securities and investment techniques used by the Fund, as well as the risks associated with such securities and techniques.

U.S. GOVERNMENT SECURITIES AND SECURITIES OF INTERNATIONAL ORGANIZATIONS

U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

Securities issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the "World Bank"), are not U.S. Government
securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

ASSET-BACKED SECURITIES

Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.

HIGH YIELD (HIGH RISK) SECURITIES

         IN GENERAL. Lower-rated fixed income securities (also referred to as "high yield securities") are securities rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), securities comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or unrated securities of equivalent quality. Lower-rated fixed income securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated fixed income securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. The special risk considerations in connection with investments in these securities are discussed below.

Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Fund. In such a case, the Fund will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that its holdings do not exceed the permissible amount as set forth in the Prospectus.

         EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-rated fixed income securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated fixed income securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated fixed income securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

         PAYMENT EXPECTATIONS. Lower-rated fixed income securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return.

         CREDIT RATINGS. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. With regard to an investment in lower-rated fixed income securities, the achievement of the Fund's investment objective may be more dependent on the Adviser's own credit analysis than is the case for higher rated securities. Although the Adviser considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the Adviser performs research and independently assesses the value of particular securities relative to the market. The Adviser's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer's responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Adviser buys and sells debt securities principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.

         LIQUIDITY AND VALUATION. Lower-rated fixed income securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact the Fund's ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated fixed income securities, especially in a thinly traded market.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

New issues of certain debt securities are often offered on a when-issued or delayed delivery basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The settlement dates of these transactions may be a month or more after entering into the transaction. The Fund bears the risk that, on the settlement date, the market value of the securities may be lower than the purchase price. At the time the Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of such securities each day in determining the Fund's net asset value. However, the Fund will not accrue any income on these securities prior to delivery. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes.
When effecting when-issued and delayed delivery transactions, cash or liquid securities in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. The Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is the Fund's policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

VARIABLE AND FLOATING RATE SECURITIES

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year.

BANKING AND SAVINGS INDUSTRY OBLIGATIONS

Such obligations include certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Fund may invest in obligations of foreign branches of domestic commercial banks and foreign banks. See "Foreign Securities" in the Prospectus for information regarding risks associated with investments in foreign securities.

The Fund will not invest in obligations issued by a commercial bank or S&L unless:

 1. The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or S&P, or, if the institution has no outstanding securities rated by Moody's or S&P, it has, in the determination of the Adviser, similar creditworthiness to institutions having outstanding securities so rated;

 2. In the case of a U.S. bank or S&L, its deposits are federally insured; and

 3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

REPURCHASE AGREEMENTS

Repurchase agreements permit the Fund to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, the Fund purchases securities (the "underlying securities") from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Fund would realize a loss. A repurchase transaction will be subject to guidelines approved by the Board. These guidelines require monitoring the creditworthiness of counterparties to repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis. Repurchase agreements maturing in more than seven days may be considered illiquid and may be subject to the Fund's limitation on investment in illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

A reverse repurchase agreement involves the temporary sale of a security by the Fund and its agreement to repurchase the instrument at a specified time at a higher price. Such agreements are short-term in nature. During the period before repurchase, the Fund continues to receive principal and interest payments on the securities.

In a mortgage dollar roll, the Fund sells a fixed income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

In accordance with regulatory requirements, the Fund will segregate cash or liquid securities whenever it enters into reverse repurchase agreements or mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the Fund's fundamental policies concerning borrowings.

WARRANTS

The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund would lose its entire investment in such warrant.

STEP DOWN PREFERRED SECURITIES

Step down perpetual preferred securities are issued by a real estate investment trust ("REIT") making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer's equity holder in the 10th year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Loan participations and assignments are interests in loans originated by banks and other financial institutions. Both the lending bank and the borrower may be deemed to be "issuers" of a loan participation.

Although some of the loans may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that it will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to the Fund as a property owner.

Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.

INTEREST RATE TRANSACTIONS

The Fund may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as speculative investments.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines elements of buying a cap and selling a floor.

The Fund may enter into interest rate swaps, caps, floors, and collars on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap, cap, floor, or collar will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian.

The Fund will not enter into any interest rate transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in at least the third highest rating category (A/A) of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps, floors and collars are more recent innovations which tend to be less liquid than swaps.

FUTURES CONTRACTS

The Fund may purchase and sell futures contracts solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held by the Fund or which the Fund intends to purchase, and not for purposes of speculation. For information about foreign currency futures contracts, see "Foreign Currency Transactions" below.

         GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where the Fund has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Fund realizes a gain; if it is less, it realizes a loss.

         INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month at a price fixed in the contract.

The Fund may purchase and sell interest rate futures as a hedge against changes in interest rates that would adversely impact the value of debt instruments and other interest rate sensitive securities being held or to be purchased by the Fund. The Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it intends to invest in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields.

Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.

The Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.

         STOCK INDEX FUTURES CONTRACTS. A stock index (for example, the Standard & Poor's 500 Composite Stock Price Index or the New York Stock Exchange
Composite Index) assigns relative values to the common stocks included in the index and fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract was originally purchased or sold.

To the extent that changes in the value of the Fund correspond to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities positions, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

 1. When a sale of Fund securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

         a.    Forego possible appreciation,

         b. Create a situation in which the securities would be difficult to repurchase, or

         c.    Create substantial brokerage commissions;

 2. When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is, in the Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

 3. To close out stock index futures purchase transactions.

Where the Adviser anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against the possibility of not participating in such advance at a time when the Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

1. If the Fund is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered by the Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or

2.       To close out stock index futures sales transactions.

         OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write options on futures contracts. When the Fund purchases a futures option, it acquires the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract (a long position in the case of a put and a short position in the case of a call) at a specified exercise price at any time during the term of the option.

The Fund may enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which the Fund would use put and call options on securities, as described in "Options on Securities" below.

         RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect the Fund against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Fund from the opportunity to benefit from favorable movements in the underlying securities. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Fund's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures and futures options trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and without a significant trading history. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

OPTIONS ON SECURITIES AND SECURITIES INDICES

The Fund may purchase put and call options on securities, and put and call options on stock indices, at such times as the Adviser deems appropriate and consistent with the Fund's investment objective. The Fund may also write call and put options. The Fund may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

         PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by the Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund would continue to receive interest income on such security.

The Fund may purchase call options on securities to protect against substantial increases in prices of securities which the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and transactional costs paid on the option which is sold.

         WRITING CALL AND PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Fund may write call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a call option writer may be assigned an exercise notice requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to protect partially against increases in the value of securities to be purchased, the Fund may write put options. During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.

         OPTIONS ON SECURITIES INDICES. Call and put options on securities indices would be purchased or written by the Fund for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payment and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The purchase of such options may not enable the Fund to hedge effectively against stock market risk if they are not highly correlated with the value of its securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss if the price of the underlying security declines. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of options or to impose restrictions on certain types of orders.

There also can be no assurance that the Fund would be able to liquidate an over-the-counter ("OTC") option at any time prior to expiration. In contrast to exchange-traded options where the clearing organization affiliated with the particular exchange on which the option is listed in effect guarantees completion of every exchange-traded option, OTC options are contracts between the Fund and a counter-party, with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Fund originally purchased the option.

Since option premiums paid or received by the Fund are small in relation to the market value of underlying investments, buying and selling put and call options offer large amounts of leverage. Thus, trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying securities.

FOREIGN CURRENCY TRANSACTIONS

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund will purchase and sell such contracts for hedging purposes and not as an investment. The Fund will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Fund will not (1) commit more than 15 percent of its total assets computed at market value at the time of commitment to foreign currency futures or forward currency contracts.

Forward currency contracts are not traded on regulated commodities exchanges. When the Fund enters into a forward currency contract, it incurs the risk of default by the counter-party to the transaction.

There can be no assurance that a liquid market will exist when the Fund seeks to close out a foreign currency futures or forward currency position. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although the Fund values its assets daily in U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, thereby incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

OPTIONS ON FOREIGN CURRENCIES

The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option gives the purchaser the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

The Fund may employ hedging strategies with options on currencies before the Fund purchases a foreign security denominated in the hedged currency, during the period the Fund holds a foreign security, or between the day a foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency increases relative to the U.S. dollar. The Fund will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the purchase or sale of the underlying assets.

SEGREGATION AND COVER FOR OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS

The use of the financial instruments discussed above, I.E., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, "Financial Instruments"), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the Commodity Futures Trading Commission ("CFTC").

The Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). The Fund will not enter into such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

BORROWING

The Fund may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value; money borrowed will be subject to interest and other costs which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Fund's shares. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

INVESTMENT IN SECURITIES OF OTHER INVESTMENT COMPANIES

Securities of other investment companies have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds to invest in other investment companies within prescribed limitations. An investment company generally may invest in other investment companies if at the time of such investment (1) it does not own more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) its investment in all investment companies does not exceed 10 percent of assets.

Some of the countries in which the Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment.

Investment companies in which the Fund may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, if the Fund invests in other investment companies, an investor would indirectly bear costs associated with those investments as well as the costs associated with investing in the Fund. The percentage limitations described above significantly limit the costs the Fund may incur in connection with such investments.

SHORT SALES

A short sale is a transaction in which the Fund sells a security in anticipation that the market price of the security will decline. The Fund may effect short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns or anticipates acquiring, or in similar securities, and (ii) to maintain flexibility in its holdings. In a short sale "against the box," at the time of sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put an appropriate amount of cash or liquid securities in a segregated account (not with the broker).

The effect of short selling on the Fund is similar to the effect of leverage. Short selling may exaggerate changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

INVESTMENT PERFORMANCE

STANDARDIZED YIELD QUOTATIONS. Each class of the Fund may advertise investment performance figures, including yield. Each class' yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((A-B)/CD)+1)6-1]

Where:
A = the  dividends  and  interest  earned  during the period.  B = the  expenses accrued for the period (net of reimbursements, if any).
C = the average daily number of shares  outstanding  during the period that were entitled to receive dividends.
D = the maximum offering price (which is the net asset value plus, for Class A shares only, the maximum initial sales charge) per share on the last day of the period.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. Each class of the Fund may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:


P (1+T)n=ERV

Where:
P = a  hypothetical  initial  payment of $1,000.  T = the average  annual  total return.
n = the number of years.
ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

The total return for Class B and Class C shares of the Fund will assume the maximum applicable contingent deferred sales charge is deducted at the times, in the amounts, and under the terms disclosed in the Fund's Prospectus. The cumulative total return will be based upon a stated period and will be computed by dividing the ending redeemable value (i.e., after deduction of any applicable sales charges) of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions).

Each investment performance figure will be carried to the nearest hundredth of one percent.

NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is required to be quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return for Class A, B and C shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges, if any, into account may be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL INFORMATION. From time to time, the Fund may advertise its performance compared to similar funds or types of investments using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

The  Merrill  Lynch  Convertible  Securities  Index is a  market  capitalization weighted index of over 450 non-mandatory domestic corporate convertible securities, representing approximately 95% of the total outstanding market value of U.S. convertible securities. To be included in the index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $500 million.

The Boston Convertible Securities Index is a market capitalization weighted index of over 250 convertible bonds and preferred stocks rated B- or above. To be included in the index, convertible bonds must have an original par value of at least $50 million and preferred stocks must have a minimum of 500,000 shares outstanding. The index also includes U.S. dollar-denominated Eurobonds that have been issued by U.S. domiciled companies, are rated B- or above, and have an original par value of at least $100 million.

Each index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

In addition, from time to time in reports and promotions (1) the Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services and Morningstar, Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets; or (b) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or statistics derived by other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

SECURITIES TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. A substantial majority of the Fund's portfolio transactions in fixed income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. In certain instances, the Adviser may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker-dealer to execute a particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of the order and the difficulty of execution; and the size of contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which the Adviser exercises investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities), the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.

The Adviser shall not be deemed to have acted unlawfully, or to have breached any duty created by the Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund. The Adviser allocates orders placed by it on behalf of the Fund in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to the Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.

The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to the Fund and/or the Adviser's other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Fund. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.

Orders on behalf of the Fund may be bunched with orders on behalf of other clients of the Adviser. It is the Adviser's policy that, to the extent practicable, all clients with similar investment objectives and guidelines be treated fairly and equitably in the allocation of securities trades.

The Board periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

MANAGEMENT

THE ADVISER

The Adviser provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Fund, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Fund pays all other expenses incurred in its operation, including fees and expenses of unaffiliated Trustees of the Trust.

The Adviser is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

The Investment Advisory Agreement between the Adviser and the Fund, dated March 28, 1997 and approved by the Board with respect to the Fund on May 14, 1998, provides that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreements provide that the Adviser is not protected against any liability to the Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.

Under the terms of the Investment Advisory Agreement, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 0.85% of the average daily net asset value of the Fund.

The Adviser, together with Conseco Services, LLC (the "Administrator") and Conseco Equity Sales Inc. (the "Distributor"), have voluntarily agreed to waive their fees and/or reimburse the Fund's expenses to the extent that the ratio of expenses to net assets exceeds the amount set forth in the fee table in the Prospectus. These voluntary limits may be discontinued at any time after April 30, 1999.

The Fund may receive credits from its custodian based on cash held by the Fund at the custodian. These credits may be used to reduce the custody fees payable by the Fund. In that case, the Adviser's (and, other affiliates') voluntary agreement to waive fees or reimburse expenses will be applied only after the Fund's custody fees have been reduced or eliminated by the use of such credits.

THE ADMINISTRATOR

Conseco Services, LLC (the "Administrator") is a wholly owned subsidiary of Conseco, and receives compensation from the Trust pursuant to an Administration Agreement dated January 2, 1997 and amended December 31, 1997 and approved by the Board with respect to the Fund on May 14, 1998. Under that agreement, the

Administrator supervises the overall administration of the Fund. These administrative services include supervising the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities.

For providing these services,  the Administrator receives a fee from the Fund of
 .20% per annum of its average daily net assets.  Pursuant to the  Administration
Agreement,   the  Administrator  reserves  the  right  to  employ  one  or  more sub-administrators to perform administrative services for the Fund. The Bank of New York performs certain administrative services for the Fund pursuant to agreements with the Administrator. See "The Adviser" above regarding the Administrator's voluntary agreement to waive its fees and/or reimburse Fund expenses.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and their principal occupations are set forth below.


              Name, Address                     Position Held                    Principal Occupation(s)
                 and Age                         With Trust                        During Past 5 Years
             ---------------                     ----------                        -------------------
 William P. Daves, Jr. (72)                 Chairman  of the Board,  Consultant    to    insurance    and    healthcare
 5723 Trail Meadow                          Trustee                  industries.    Director,   President   and   Chief
 Dallas, TX 75230                                                    Executive  Officer,  FFG Insurance Co. Chairman of
                                                                     the Board and  Trustee  of one other  mutual  fund
                                                                     managed by the Adviser.

 Maxwell E. Bublitz* (42)                   President and Trustee    Chartered   Financial   Analyst.   President   and
 11825 N. Pennsylvania St.                                           Director, Adviser. Previously,
 Carmel, IN 46032                                                    Senior  Vice  President,  Adviser.  President  and
                                                                     Trustee of one other mutual fund
                                                                     managed by the Adviser.

 Gregory J. Hahn* (37)                      Vice    President   for  Chartered    Financial   Analyst.    Senior   Vice
 11825 N. Pennsylvania St.                  Investments and Trustee  President,   Adviser.  Portfolio  Manager  of  the
 Carmel, IN 46032                                                    fixed  income  portion  of  Conseco  Balanced  and
                                                                     Fixed Income Funds.



                                       23

              Name, Address                     Position Held                    Principal Occupation(s)
                 and Age                         With Trust                        During Past 5 Years
             ---------------                     ----------                        -------------------

 Harold W. Hartley (74)                     Trustee                  Retired. Chartered Financial Analyst.  Previously,
 317 Peppard Drive, S.W.                                             Executive  Vice   President,   Tenneco   Financial
 Ft. Myers Beach, Fl 33913                                           Services,  Inc.  Trustee of one other  mutual fund
                                                                     managed by the Adviser.

 Dr. R. Jan LeCroy (67)                     Trustee                  Retired.   President,   Dallas  Citizens  Council.
 Dallas Citizens Council                                             Trustee of one other  mutual  fund  managed by the
 1201 Main Street,                                                   Adviser.  Director,  Southwest  Securities  Group,
 Suite 2444                                                          Inc.
 Dallas, TX 75202

 Dr. Jesse H. Parrish (70)                  Trustee                  Former   President,    Midland   College.   Higher
 2805 Sentinel                                                       Education   Consultant.   Trustee   of  one  other
 Midland, TX 79701                                                   mutual fund managed by the Adviser.

 William P. Latimer (62)                    Vice    President   and  Vice President,  Senior Counsel,  Secretary, Chief
 11825 N. Pennsylvania St.                  Secretary                Compliance  Officer and Director of Adviser.  Vice
 Carmel, IN 46032                                                    President,    Senior   Counsel,    Secretary   and
                                                                     Director,   Conseco   Equity   Sales,   Inc.  Vice
                                                                     President  and  Secretary of one other mutual fund
                                                                     managed  by the  Adviser.  Previously,  Consultant
                                                                     to securities  industry.  Previously,  Senior Vice
                                                                     President--Compliance,  USF&G Investment  Services,
                                                                     Inc. and Vice President,  Axe-Houghton  Management
                                                                     Inc.

 James S. Adams (38)                        Treasurer                Senior Vice  President,  Bankers  National,  Great
 11815 N. Pennsylvania St.                                           American    Reserve.    Senior   Vice   President,
 Carmel, IN 46032                                                    Treasurer,  and  Director,  Conseco  Equity Sales,
                                                                     Inc. Senior Vice President and Treasurer,  Conseco
                                                                     Services,  LLC.  Treasurer  of  one  other  mutual
                                                                     fund managed by the Adviser.

                                       24

              Name, Address                     Position Held                    Principal Occupation(s)
                 and Age                         With Trust                        During Past 5 Years
             ---------------                     ----------                        -------------------


 William T. Devanney, Jr.  (42)             Vice         President,  Senior Vice President,  Corporate  Taxes,  Bankers
 11815 N. Pennsylvania St.                  Corporate Taxes          National and Great American  Reserve.  Senior Vice
 Carmel, IN 46032                                                    President,  Corporate Taxes, Conseco Equity Sales,
                                                                     Inc. and Conseco  Services LLC. Vice  President of
                                                                     one other mutual fund managed by the Adviser.


------------------

* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.

The following table shows the compensation of each disinterested Trustee for the fiscal year ending December 31, 1997.


                               COMPENSATION TABLE

                                 Aggregate            Total Compensation from
                               Compensation    Investment Companies in the Trust
Name of Person, Position      from the Trust*        Complex Paid to Trustees*
------------------------      --------------         ---------------------------

William P. Daves, Jr.             $15,000                    $24,000
                                                  (1 other investment company)

Harold W. Hartley                 $16,000                    $25,000
                                                  (1 other investment company)

Dr. R. Jan LeCroy                 $16,000                    $25,000
                                                  (1 other investment company)

Dr. Jesse H. Parrish              $16,000                    $25,000
                                                  (1 other investment company)

------------------

* Compensation received in 1997 includes a retainer fee from the first meeting for the Trust held in December 1996.

FUND EXPENSES

The Fund pays its own expenses including, without limitation: (i) organizational and offering expenses of the Fund and expenses incurred in connection with the issuance of shares of the Fund; (ii) fees of its custodian and transfer agent;
(iii)  expenditures in connection  with meetings of  shareholders  and Trustees;
(iv) compensation and expenses of Trustees who are not interested persons of the Trust; (v) the costs of any liability, uncollectible items of deposit and other insurance or fidelity bond; (vi) the cost of preparing, printing, and distributing prospectuses and statements of additional information, any supplements thereto, proxy statements, and reports for existing shareholders;
(vii) legal, auditing, and accounting fees; (viii) trade association dues; (ix) filing fees and expenses of registering and maintaining registration of shares of the Fund under applicable federal and state securities laws; (x) brokerage commissions; (xi) taxes and governmental fees; and (xii) extraordinary and non-recurring expenses.

DISTRIBUTION ARRANGEMENTS

Conseco Equity Sales, Inc. (the "Distributor") serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement, dated January 2, 1997 as amended December 31, 1997 and approved by the Board with respect to the Fund on May 14, 1998. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, the Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the Fund and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of the Fund.

The Distributor's principal address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

DISTRIBUTION AND SERVICE PLAN

The Trust has adopted a distribution and service plan dated December 31, 1997, and approved by the Board with respect to the Fund on May 14, 1998, with respect to Class A, Class B and Class C of the Fund (the "Plan"), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.50% annually of the Fund's average daily net assets attributable to its Class A shares. The Plan authorizes payments to the Distributor up to 1.00% annually of the Fund's average daily net assets attributable to its Class B shares. The Plan authorizes payments to the Distributor up to 1.00% annually of the Fund's average daily net assets attributable to its Class C shares. See "Management - The Adviser" above regarding the Distributor's voluntary agreement to waive its fees and/or reimburse Fund expenses.

The Plan further provides for periodic payments by the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C of the Fund for shareholder servicing may not exceed an annual rate of .25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plan, the Distributor provides to the Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

The Plan was adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plan. The Trustees believe that there is a reasonable likelihood that the Plan will benefit the Fund and its current and future shareholders. Among the anticipated benefits are higher levels of sales and lower levels of redemptions of Class A, Class B and Class C shares of the Fund, economies of scale, reduced expense ratios and greater portfolio diversification.

Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent under the Plan without approval of the shareholders of the Fund, and material amendments to the Plan must also be approved by the Trustees in a manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund. The Plan will automatically terminate in the event of its assignment.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase or redemption of Fund shares, see the Prospectus.

RIGHTS OF ACCUMULATION. The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of the Fund or other series of the Trust at the price applicable to the total of

(a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of shares of the Fund, another series of the Trust, or shares of the money market fund currently managed by Federated Management (derived from the exchange of Fund shares on which an initial sales charge was paid). Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

LETTER OF INTENT. Any shareholder may qualify for a reduced sales charge on purchases of Class A shares made within a 13-month period pursuant to a Letter of Intent (LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all series of the Trust owned by the shareholder. Such value is determined based on the net asset value on the date of the LOI. During the term of an LOI, Boston Financial Data Services ("BFDS"), the Trust's transfer agent, will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to BFDS an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within 20 days after a written request by BFDS pay such difference in sales charge, BFDS will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the LOI are available from your broker, dealer or other financial intermediary or from BFDS at (800) 986-3384.

SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from Class A, Class B and Class C shares of the Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly. Redemptions of Class B or Class C shares under the SWP will not be subject to any contingent deferred sales charge so long as a shareholder does not withdraw annually more than 12% of the SWP account.

Any income dividends or capital gain distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

REDEMPTIONS IN KIND

The Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the net assets of the Fund, whichever is less. Any redemptions beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemptions in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could incur certain transaction costs.

SUSPENSION OF REDEMPTIONS

The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; for any period during which an emergency exists as a result of which (1) disposition by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets; or for such other periods as the SEC may permit for the protection of investors.

GENERAL

The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold annual meetings of shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10% of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or 1% of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders.

Each issued and outstanding share of each class of the Fund is entitled to participate equally in dividends and other distributions of the respective class of the Fund and, upon liquidation or dissolution, in the net assets of that class remaining after satisfaction of outstanding liabilities. Fund shares have no preference, preemptive or similar rights, and are freely transferable. The exchange privilege for each class and the conversion rights of Class B shares are described in the Prospectus.

Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Fund) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees, the ratification of the contract with the principal underwriter or the ratification of the selection of accountants. The rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series. Under Rule 18f-3 under the 1940 Act, each class of the Fund shall have a different arrangement for shareholder services or the distribution of securities or both and shall pay all of the expenses of that arrangement, shall have exclusive voting rights on any matters submitted to shareholders that relate solely to a particular class' arrangement, and shall have separate voting rights on any matters submitted to shareholders in which the interests of one class differ from the interests of any other class.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of the Trust to be held personally liable as a partner under certain circumstances, the risk of a shareholder's incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust and the Adviser have Codes of Ethics governing the personal securities transactions of officers and employees. These codes require prior approval for certain transactions and prohibit transactions which may be deemed to conflict with the securities trading of the Adviser's clients.

TAXES

GENERAL

To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year,
(i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Distributions, if any, in excess of the Fund's current or accumulated earnings and profits, as computed for federal income tax purposes, will constitute a return of capital, which first will reduce a shareholder's tax basis in the

Fund's shares and then (after such basis is reduced to zero) generally will give rise to capital gains. Under the Taxpayer Relief Act of 1997 ("Tax Act"), different maximum tax rates apply to a non-corporate taxpayer's net capital gain (the excess of net long-term capital gain over net short-term capital loss) depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months.

Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

At the time of an investor's purchase of shares of the Fund, a portion of the purchase price is often attributable to unrealized appreciation in the Fund's portfolio or undistributed taxable income. Consequently, subsequent distributions from that appreciation (when realized) or income may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for the shares and the distributions in reality represent a return of a portion of the purchase price.

The Fund will be subject to a nondeductible 4% federal excise tax ("Excise Tax") on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying those distribution requirements.

INCOME FROM FOREIGN SECURITIES

Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a part of any "excess distribution" received by it on the stock of a PFIC or of any gain on the Fund's disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which likely would have to be distributed by the Fund, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed thereto by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock with respect to which this election is made will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency positions and payables or receivables (e.g., dividends or interest receivable) denominated in a foreign currency are subject to section 988 of the Code, which generally causes those gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any gains from the disposition of foreign currencies could, under future Treasury regulations, produce income that is not "qualifying income" under the Income Requirement.

INVESTMENTS IN DEBT SECURITIES

If the Fund invests in zero coupon securities, payment-in-kind securities and/or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if an election is made to include market discount in income currently), it must accrue income on those investments prior to the receipt of cash payments or interest thereon. However, the Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income, including such accrued discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to make the necessary distributions.

Investment in debt obligations that are at risk of or in default presents special tax issues for the Fund if it holds such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund if holds such obligations in order to seek to reduce the risk of distributing insufficient income to qualify for treatment as a RIC and of becoming subject to federal income tax or the Excise Tax.

HEDGING STRATEGIES

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies -- and as noted above, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- will qualify as permissible income under the Income Requirement.

Certain futures and foreign currency contracts in which the Fund may invest will be "section 1256 contracts." Section 1256 contracts held by the Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be marked-to-market (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Tax Act noted above, although technical corrections legislation passed by the House of Representatives late in 1997 would clarify that those rates apply.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under that law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of the shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

OTHER INFORMATION

CUSTODIAN

The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of the assets of the Fund.

TRANSFER AGENCY SERVICES

State Street Bank and Trust Company is the transfer agent for the Fund.

INDEPENDENT ACCOUNTANT

Coopers & Lybrand L.L.P., 2900 One American Square, Box 82002, Indianapolis, Indiana 46282-0002, serves as the Trust's independent accountant.

                             SUBJECT TO COMPLETION
                Preliminary Statement of Additional Information
                              Dated July 15, 1998


                  STATEMENT OF ADDITIONAL INFORMATION

                           CONSECO FUND GROUP

                  CONSECO CONVERTIBLE SECURITIES FUND

                             CLASS Y SHARES

                           SEPTEMBER 28, 1998


This Statement of Additional Information ("SAI") is not a prospectus. It contains additional information about the Conseco Fund Group (the "Trust") and its series the Conseco Convertible Securities Fund ("Fund"): It should be read in conjunction with the Fund's Class Y prospectus (the "Prospectus"), dated September 28, 1998. You may obtain a copy by contacting the Trust's Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

                           TABLE OF CONTENTS

                                                                     PAGE

GENERAL INFORMATION....................................................2
INVESTMENT RESTRICTIONS................................................2
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES....................4
INVESTMENT PERFORMANCE................................................18
SECURITIES TRANSACTIONS...............................................20
MANAGEMENT............................................................21
FUND EXPENSES.........................................................25
DISTRIBUTION ARRANGEMENTS.............................................25
PURCHASE AND REDEMPTION OF SHARES.....................................26
GENERAL...............................................................26
TAXES.................................................................28
OTHER INFORMATION.....................................................32

REHERRING:

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

GENERAL INFORMATION


The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Trust is a "series" type of mutual fund which issues separate series of shares, each of which represents a separate portfolio of investments. The Fund offers four classes of shares. This SAI relates solely to Class Y shares of the Funds. Class A shares, Class B shares and Class C shares are offered to individual investors through a separate prospectus and SAI. Each class may have different expenses, which may affect performance. Conseco Capital Management, Inc. (the "Adviser") serves as the Trust's investment adviser.


INVESTMENT RESTRICTIONS


The Trust has adopted the following policies relating to the investment of assets of the Fund and its activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of the Fund. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares or interests represented at a meeting at which more than 50 percent of the outstanding shares or interests are represented or (ii) more than 50 percent of the outstanding shares or interests. A change in policy affecting only the Fund (and not another series of the Trust) may be effected with the approval of the holders of a majority of the outstanding shares of the Fund. Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.


The Fund may not (except as noted):


 1. Purchase or sell commodities or commodity contracts except that the Fund may purchase or sell options, futures contracts, and options on futures contracts and may engage in interest rate and foreign currency transactions;


 2. Borrow money, except that the Fund may: (a) borrow from banks, and (b) enter into reverse repurchase agreements, provided that (a) and (b) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings); and except that the Fund may borrow from any person up to 5% of its total assets (not including the amount borrowed) for
      temporary   purposes   (but  not  for   leverage  or  the   purchase  of
      investments);


 3. Underwrite securities of other issuers except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase or sale of portfolio securities;

 4. With respect to 75% of the Fund's total assets, purchase the securities of any issuer if (a) more than 5% of Fund's total assets would be invested in the securities of that issuer or (b) the Fund would own more than 10% of the outstanding voting securities of that issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);


 5. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);


 6. Purchase or sell real estate, except that the Fund may purchase securities which are issued by companies which invest in real estate or which are secured by real estate or interests therein;


 7. Make loans of its assets if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties except through (a) entering into repurchase agreements and (b) purchasing debt instruments; or


 8.   Issue any senior security except as permitted under the 1940 Act.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS


The following restrictions are designated as non-fundamental with respect to the Fund and may be changed by the Board without shareholder approval.


The Fund may not (except as noted):


 1. Sell securities short in an amount exceeding 15% of its assets, except that the Fund may, without limit, make short sales against the box. Transactions in options, futures, options on futures and other derivative instruments shall not constitute selling securities short;


 2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions and except that margin deposits in connection with transactions in options, futures, options on futures and other derivative instruments shall not constitute a purchase of securities on margin; or


 3. Make loans of its assets, except that the Fund may enter into repurchase agreements and purchase debt instruments as set forth in its fundamental policy on lending and may lend portfolio securities in an amount not to exceed 33-1/3% of the value of the Fund's total assets.


In order to limit the risks associated with entry into repurchase agreements, the Board has adopted certain criteria (which are not fundamental policies) to be followed by the Fund. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized, (c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer.


DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


The following discussion describes in greater detail different types of securities and investment techniques used by the Fund, as well as the risks associated with such securities and techniques.


U.S. GOVERNMENT SECURITIES AND SECURITIES OF INTERNATIONAL ORGANIZATIONS


U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.


Securities issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the "World Bank"), are not U.S. Government
securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.


ASSET-BACKED SECURITIES


Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.


Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.


HIGH YIELD (HIGH RISK) SECURITIES


      IN GENERAL. Lower-rated fixed income securities (also referred to as "high yield securities") are securities rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), securities comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or unrated securities of equivalent quality. Lower-rated fixed income securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated fixed income securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. The special risk considerations in connection with investments in these securities are discussed below.


Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Fund. In such a case, the Fund will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that its holdings do not exceed the permissible amount as set forth in the Prospectus.


      EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-rated fixed income securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated fixed income securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated fixed income securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.


      PAYMENT EXPECTATIONS. Lower-rated fixed income securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return.


      CREDIT RATINGS. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. With regard to an investment in lower-rated fixed income securities, the achievement of the Fund's investment objective may be more dependent on the Adviser's own credit analysis than is the case for higher rated securities. Although the Adviser considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the Adviser performs research and independently assesses the value of particular securities relative to the market. The Adviser's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer's responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.


The Adviser buys and sells debt securities principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.


      LIQUIDITY AND VALUATION. Lower-rated fixed income securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact the Fund's ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated fixed income securities, especially in a thinly traded market.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


New issues of certain debt securities are often offered on a when-issued or delayed delivery basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The settlement dates of these transactions may be a month or more after entering into the transaction. The Fund bears the risk that, on the settlement date, the market value of the securities may be lower than the purchase price. At the time the Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of such securities each day in determining the Fund's net asset value. However, the Fund will not accrue any income on these securities prior to delivery. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes.
When effecting when-issued and delayed delivery transactions, cash or liquid securities in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. The Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is the Fund's policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.


VARIABLE AND FLOATING RATE SECURITIES


Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.


Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year.


BANKING AND SAVINGS INDUSTRY OBLIGATIONS


Such obligations include certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Fund may invest in obligations of foreign branches of domestic commercial banks and foreign banks. See "Foreign Securities" in the Prospectus for information regarding risks associated with investments in foreign securities.


The Fund will not invest in obligations issued by a commercial bank or S&L unless:


1. The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or S&P, or, if the institution has no outstanding securities rated by Moody's or S&P, it has, in the determination of the Adviser, similar creditworthiness to institutions having outstanding securities so rated;


2.  In the case of a U.S. bank or S&L, its deposits are federally insured; and


3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


REPURCHASE AGREEMENTS


Repurchase agreements permit the Fund to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, the Fund purchases securities (the "underlying securities") from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Fund would realize a loss. A repurchase transaction will be subject to guidelines approved by the Board. These guidelines require monitoring the creditworthiness of counterparties to repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis. Repurchase agreements maturing in more than seven days may be considered illiquid and may be subject to the Fund's limitation on investment in illiquid securities.


REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS


A reverse repurchase agreement involves the temporary sale of a security by the Fund and its agreement to repurchase the instrument at a specified time at a higher price. Such agreements are short-term in nature. During the period before repurchase, the Fund continues to receive principal and interest payments on the securities.


In a mortgage dollar roll, the Fund sells a fixed income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.


In accordance with regulatory requirements, the Fund will segregate cash or liquid securities whenever it enters into reverse repurchase agreements or mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the Fund's fundamental policies concerning borrowings.


WARRANTS


The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund would lose its entire investment in such warrant.


STEP DOWN PREFERRED SECURITIES


Step down perpetual preferred securities are issued by a real estate investment trust ("REIT") making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer's equity holder in the 10th year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.


LOAN PARTICIPATIONS AND ASSIGNMENTS


Loan participations and assignments are interests in loans originated by banks and other financial institutions. Both the lending bank and the borrower may be deemed to be "issuers" of a loan participation.


Although some of the loans may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that it will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to the Fund as a property owner.


Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.


INTEREST RATE TRANSACTIONS


The Fund may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as speculative investments.


Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines elements of buying a cap and selling a floor.


The Fund may enter into interest rate swaps, caps, floors, and collars on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap, cap, floor, or collar will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian.


The Fund will not enter into any interest rate transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in at least the third highest rating category (A/A) of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps, floors and collars are more recent innovations which tend to be less liquid than swaps.


FUTURES CONTRACTS


The Fund may purchase and sell futures contracts solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held by the Fund or which the Fund intends to purchase, and not for purposes of speculation. For information about foreign currency futures contracts, see "Foreign Currency Transactions" below.


      GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where the Fund has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Fund realizes a gain; if it is less, it realizes a loss.


      INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month at a price fixed in the contract.


The Fund may purchase and sell interest rate futures as a hedge against changes in interest rates that would adversely impact the value of debt instruments and other interest rate sensitive securities being held or to be purchased by the Fund. The Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it intends to invest in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.


The Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.


      STOCK INDEX FUTURES CONTRACTS. A stock index (for example, the Standard & Poor's 500 Composite Stock Price Index or the New York Stock Exchange Composite Index) assigns relative values to the common stocks included in the index and fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract was originally purchased or sold.


To the extent that changes in the value of the Fund correspond to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities positions, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:


1.  When  a  sale  of  Fund   securities   at  that  time  would  appear  to  be
    disadvantageous in the long-term because such liquidation would:


       a.   Forego possible appreciation,


       b. Create a situation in which the securities would be difficult to repurchase, or


       c.   Create substantial brokerage commissions;


2. When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is, in the Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or


3.  To close out stock index futures purchase transactions.

Where the Adviser anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against the possibility of not participating in such advance at a time when the Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:


1. If the Fund is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered by the Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or


2.  To close out stock index futures sales transactions.


      OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write options on futures contracts. When the Fund purchases a futures option, it acquires the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract (a long position in the case of a put and a short position in the case of a call) at a specified exercise price at any time during the term of the option.


The Fund may enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which the Fund would use put and call options on securities, as described in "Options on Securities" below.


      RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect the Fund against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Fund from the opportunity to benefit from favorable movements in the underlying securities. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Fund's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures and futures options trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and without a significant trading history. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.


To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.


OPTIONS ON SECURITIES AND SECURITIES INDICES


The Fund may purchase put and call options on securities, and put and call options on stock indices, at such times as the Adviser deems appropriate and consistent with the Fund's investment objective. The Fund may also write call and put options. The Fund may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.


      PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by the Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund would continue to receive interest income on such security.


The Fund may purchase call options on securities to protect against substantial increases in prices of securities which the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and transactional costs paid on the option which is sold.


      WRITING CALL AND PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Fund may write call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a call option writer may be assigned an exercise notice requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.


In order to earn additional income or to protect partially against increases in the value of securities to be purchased, the Fund may write put options. During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.


      OPTIONS ON SECURITIES INDICES. Call and put options on securities indices would be purchased or written by the Fund for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payment and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The purchase of such options may not enable the Fund to hedge effectively against stock market risk if they are not highly correlated with the value of its securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.


      RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss if the price of the underlying security declines. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of options or to impose restrictions on certain types of orders.


There also can be no assurance that the Fund would be able to liquidate an over-the-counter ("OTC") option at any time prior to expiration. In contrast to exchange-traded options where the clearing organization affiliated with the particular exchange on which the option is listed in effect guarantees completion of every exchange-traded option, OTC options are contracts between the Fund and a counter-party, with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Fund originally purchased the option.


Since option premiums paid or received by the Fund are small in relation to the market value of underlying investments, buying and selling put and call options offer large amounts of leverage. Thus, trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying securities.


FOREIGN CURRENCY TRANSACTIONS


A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund will purchase and sell such contracts for hedging purposes and not as an investment. The Fund will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Fund will not (1) commit more than 15 percent of its total assets computed at market value at the time of commitment to foreign currency futures or forward currency contracts.


Forward currency contracts are not traded on regulated commodities exchanges. When the Fund enters into a forward currency contract, it incurs the risk of default by the counter-party to the transaction.

There can be no assurance that a liquid market will exist when the Fund seeks to close out a foreign currency futures or forward currency position. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


Although the Fund values its assets daily in U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, thereby incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.


OPTIONS ON FOREIGN CURRENCIES


The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option gives the purchaser the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.


The Fund may employ hedging strategies with options on currencies before the Fund purchases a foreign security denominated in the hedged currency, during the period the Fund holds a foreign security, or between the day a foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency increases relative to the U.S. dollar. The Fund will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.


An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the purchase or sale of the underlying assets.

SEGREGATION AND COVER FOR OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS


The use of the financial instruments discussed above, I.E., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, "Financial Instruments"), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the Commodity Futures Trading Commission ("CFTC").


The Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). The Fund will not enter into such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.


BORROWING


The Fund may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value; money borrowed will be subject to interest and other costs which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Fund's shares. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


INVESTMENT IN SECURITIES OF OTHER INVESTMENT COMPANIES


Securities of other investment companies have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds to invest in other investment companies within prescribed limitations. An investment company generally may invest in other investment companies if at the time of such investment (1) it does not own more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) its investment in all investment companies does not exceed 10 percent of assets.


Some of the countries in which the Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment.


Investment companies in which the Fund may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, if the Fund invests in other investment companies, an investor would indirectly bear costs associated with those investments as well as the costs associated with investing in the Fund. The percentage limitations described above significantly limit the costs the Fund may incur in connection with such investments.


SHORT SALES


A short sale is a transaction in which the Fund sells a security in anticipation that the market price of the security will decline. The Fund may effect short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns or anticipates acquiring, or in similar securities, and (ii) to maintain flexibility in its holdings. In a short sale "against the box," at the time of sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put an appropriate amount of cash or liquid securities in a segregated account (not with the broker).


The effect of short selling on the Fund is similar to the effect of leverage. Short selling may exaggerate changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.


INVESTMENT PERFORMANCE


STANDARDIZED YIELD QUOTATIONS. Class Y shares of the Fund may advertise investment performance figures, including yield. The yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((A-B)/CD)+1)6-1]

Where:
A = the  dividends  and  interest  earned  during the period.
B = the  expenses accrued for the period (net of  reimbursements,  if any).
C = the average  daily number of shares  outstanding  during the period  that were  entitled to receive dividends.
D = the maximum offering price (which is net asset value) per share on the last day of the period.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. Class Y shares of the Fund may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:


P (1+T)n=ERV

Where:
P   = a  hypothetical  initial  payment of $1,000.
T   = the average  annual  total return.
n   = the number of years.
ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.


The cumulative total return will be based upon a stated period and will be computed by dividing the ending redeemable value (i.e., after deduction of any applicable sales charges) of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions).


Each investment performance figure will be carried to the nearest hundredth of one percent.


NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is required to be quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.


GENERAL INFORMATION. From time to time, the Fund may advertise their performance compared to similar funds or types of investments using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.


The  Merrill  Lynch  Convertible  Securities  Index is a  market  capitalization weighted index of over 450 non-mandatory domestic corporate convertible securities, representing approximately 95% of the total outstanding market value of U.S. convertible securities. To be included in the index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $500 million.


The Boston Convertible Securities Index is a market capitalization weighted index of over 250 convertible bonds and preferred stocks rated B- or above. To be included in the index, convertible bonds must have an original par value of at least $50 million and preferred stocks must have a minimum of 500,000 shares outstanding. The index also includes U.S. dollar-denominated Eurobonds that have been issued by U.S. domiciled companies, are rated B- or above, and have an original par value of at least $100 million.


Each index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.


In addition, from time to time in reports and promotions (1) the Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services and Morningstar, Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets; or (b) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or statistics derived by other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.


SECURITIES TRANSACTIONS


The Adviser is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. A substantial majority of the Fund's portfolio transactions in fixed income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. In certain instances, the Adviser may make purchases of underwritten issues at prices which include underwriting fees.


In selecting a broker-dealer to execute a particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of the order and the difficulty of execution; and the size of contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which the Adviser exercises investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities), the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.


The Adviser shall not be deemed to have acted unlawfully, or to have breached any duty created by the Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund. The Adviser allocates orders placed by it on behalf of the Fund in such amounts and proportions as the Adviser shall determine, and the Adviser will report on said allocations regularly to the Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.


The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to the Fund and/or the Adviser's other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Fund. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.


Orders on behalf of the Fund may be bunched with orders on behalf of other clients of the Adviser. It is the Adviser's policy that, to the extent practicable, all clients with similar investment objectives and guidelines be treated fairly and equitably in the allocation of securities trades.


The Board periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.


MANAGEMENT


THE ADVISER


The Adviser provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Fund, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Fund pays all other expenses incurred in its operation, including fees and expenses of unaffiliated Trustees of the Trust.

The Adviser is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.


The Investment Advisory Agreement between the Adviser and the Fund, dated March 28, 1997 and approved by the Board with respect to the Fund on May 14, 1998, provides that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreements provide that the Adviser is not protected against any liability to the Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.


Under the terms of the Investment Advisory Agreement, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 0.85% of the average daily net asset value of the Fund.


The Adviser, together with Conseco Services, LLC (the "Administrator") and Conseco Equity Sales, Inc. (the "Distributor"), have voluntarily agreed to waive their fees and/or reimburse the Fund's expenses to the extent that the ratio of expenses to net assets exceeds the amount set forth in the fee table in the Prospectus. These voluntary limits may be discontinued at any time after April 30, 1999.


The Fund may receive credits from its custodian based on cash held by the Fund at the custodian. These credits may be used to reduce the custody fees payable by the Fund. In that case, the Adviser's (and, other affiliates') voluntary agreement to waive fees or reimburse expenses will be applied only after the Fund's custody fees have been reduced or eliminated by the use of such credits.


THE ADMINISTRATOR


Conseco Services, LLC (the "Administrator") is a wholly owned subsidiary of Conseco, and receives compensation from the Trust pursuant to an Administration Agreement dated January 2, 1997 and amended December 31, 1997 and approved by the Board with respect to the Fund on May 14, 1998. Under that agreement, the Administrator supervises the overall administration of the Fund. These administrative services include supervising the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities.


For providing these services,  the Administrator receives a fee from the Fund of
 .20% per annum of its average daily net assets.  Pursuant to the  Administration
Agreement,   the  Administrator  reserves  the  right  to  employ  one  or  more sub-administrators to perform administrative services for the Fund. The Bank of New York performs certain administrative services for the Fund pursuant to agreements with the Administrator. See "The Adviser" above regarding the Administrator's voluntary agreement to waive its fees and/or reimburse Fund expenses.


TRUSTEES AND OFFICERS OF THE TRUST


The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and their principal occupations are set forth below.


          Name, Address      Position Held         Principal Occupation(s)
             and Age           with Trust           During Past 5 Years
         ---------------       ----------           -------------------

William P. Daves, Jr. (72)    Chairman of the  Consultant   to   insurance   and
5723 Trail Meadow             Board, Trustee   healthcare industries.  Director,
Dallas, TX 75230                               President  and  Chief   Executive
                                               Officer,    FFG   Insurance   Co.
                                               Chairman of the Board and Trustee
                                               of one other  mutual fund managed
                                               by the Adviser.

Maxwell E. Bublitz* (42)      President and    Chartered    Financial   Analyst.
11825 N. Pennsylvania St.     Trustee          President and Director,  Adviser.
Carmel, IN 46032                               Previously,      Senior      Vice
                                               President, Adviser. President and
                                               Trustee of one other  mutual fund
                                               managed by the Adviser.

                                               Chartered    Financial   Analyst.
Gregory J. Hahn* (37)         Vice President   Senior Vice  President,  Adviser.
11825 N. Pennsylvania St.     for Investments  Portfolio  Manager  of the  fixed
Carmel, IN 46032              and Trustee      income  portion of  Balanced  and
                                               Fixed Income Funds.

                                               Retired.    Chartered   Financial
Harold W. Hartley (74)        Trustee          Analyst.  Previously,   Executive
317 Peppard Drive, S.W.                        Vice President, Tenneco Financial
Ft. Myers Beach, Fl 33913                      Services,  Inc.  Trustee  of  one
                                               other  mutual fund managed by the
                                               Adviser.

                                               Retired.     President,    Dallas
Dr. R. Jan LeCroy (67)        Trustee          Citizens Council.  Trustee of one
Dallas Citizens Council                        other  mutual fund managed by the
1201 Main Street,                              Adviser.   Director,    Southwest
Suite 2444                                     Securities Group, Inc.
Dallas, TX 75202

       Name, Address       Position Held         Principal Occupation(s)
         and Age             with Trust            During Past 5 Years
      ---------------        ----------            -------------------
                                               Former     President,     Midland
Dr. Jesse H. Parrish (70)     Trustee          College.     Higher     Education
2805 Sentinel                                  Consultant.  Trustee of one other
Midland, TX 79701                              mutual   fund   managed   by  the
                                               Adviser.

                                               Vice  President,  Senior Counsel,
William P. Latimer (62)       Vice President   Secretary,    Chief    Compliance
11825 N. Pennsylvania St.     and Secretary    Officer and  Director of Adviser.
Carmel, IN 46032                               Vice  President,  Senior Counsel,
                                               Secretary and  Director,  Conseco
                                               Equity Sales, Inc. Vice President
                                               and Secretary of one other mutual
                                               fund   managed  by  the  Adviser.
                                               Previously,     Consultant     to
                                               securities industry.  Previously,
                                               Senior Vice President-Compliance,
                                               USF&G Investment  Services,  Inc.
                                               and Vice President,  Axe-Houghton
                                               Management Inc.

                                               Senior  Vice  President,  Bankers
James S. Adams (38)           Treasurer        National, Great American Reserve.
11815 N. Pennsylvania St.                      Senior Vice President, Treasurer,
Carmel, IN 46032                               and  Director,   Conseco   Equity
                                               Sales, Inc. Senior Vice President
                                               and Treasurer,  Conseco Services,
                                               LLC.   Treasurer   of  one  other
                                               mutual   fund   managed   by  the
                                               Adviser.

                                               Senior Vice President,  Corporate
William T. Devanney, Jr. (42) Vice President, Taxes, Bankers National and Great 11815 N. Pennsylvania St. Corporate Taxes American Reserve. Senior Vice
Carmel, IN 46032                               President,    Corporate    Taxes,
                                               Conseco  Equity  Sales,  Inc. and
                                               Conseco    Services   LLC.   Vice
                                               President  of  one  other  mutual
                                               fund managed by the Adviser.


------------------


* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.


The following table shows the compensation of each disinterested Trustee for the fiscal year ending December 31, 1997.

                              COMPENSATION TABLE

                                    Aggregate          Total Compensation from
                                  Compensation       Investment Companies in the
Name of Person, Position         from the Trust*        Trust Complex Paid to
                                                             Trustees*
------------------------         --------------      ---------------------------


William P. Daves, Jr.             $15,000                     $24,000
                                                    (1 other investment company)

Harold W. Hartley                 $16,000                     $25,000
                                                    (1 other investment company)

Dr. R. Jan LeCroy                 $16,000                     $25,000
                                                    (1 other investment company)

Dr. Jesse H. Parrish              $16,000                     $25,000
                                                    (1 other investment company)

------------------


* Compensation received in 1997 includes a retainer fee from the first meeting for the Trust held in December 1996.


FUND EXPENSES


The Fund pays its own expenses including, without limitation: (i) organizational and offering expenses of the Fund and expenses incurred in connection with the issuance of shares of the Fund; (ii) fees of its custodian and transfer agent;
(iii)  expenditures in connection  with meetings of  shareholders  and Trustees;
(iv) compensation and expenses of Trustees who are not interested persons of the Trust; (v) the costs of any liability, uncollectible items of deposit and other insurance or fidelity bond; (vi) the cost of preparing, printing, and distributing prospectuses and statements of additional information, any supplements thereto, proxy statements, and reports for existing shareholders;
(vii) legal, auditing, and accounting fees; (viii) trade association dues; (ix) filing fees and expenses of registering and maintaining registration of shares of the Fund under applicable federal and state securities laws; (x) brokerage commissions; (xi) taxes and governmental fees; and (xii) extraordinary and non-recurring expenses.


DISTRIBUTION ARRANGEMENTS


Conseco Equity Sales, Inc. (the "Distributor") serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement, dated January 2, 1997 as amended December 31, 1997 and approved by the Board with respect to the Fund on May 14, 1998. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, the Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the Fund and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of the Fund.


The Distributor's principal address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


PURCHASE AND REDEMPTION OF SHARES


For information regarding the purchase or redemption of Fund shares, see the Prospectus.


REDEMPTIONS IN KIND


The Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the net assets of the Fund, whichever is less. Any redemptions beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemptions in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could incur certain transaction costs.


SUSPENSION OF REDEMPTIONS


The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; for any period during which an emergency exists as a result of which (1) disposition by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets; or for such other periods as the SEC may permit for the protection of investors.


GENERAL


The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold annual meetings of shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10% of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or 1% of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders.


Each issued and outstanding Class Y share of the Fund is entitled to participate equally in dividends and other distributions of the respective class of the Fund and, upon liquidation or dissolution, in the net assets of that class remaining after satisfaction of outstanding liabilities. Fund shares have no preference, preemptive or similar rights, and are freely transferable. The exchange privilege is described in the Prospectus.


Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Fund) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees, the ratification of the contract with the principal underwriter or the ratification of the selection of accountants. The rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series. Under Rule 18f-3 under the 1940 Act, each class of the Fund shall have a different arrangement for shareholder services or the distribution of securities or both and shall pay all of the expenses of that arrangement, shall have exclusive voting rights on any matters submitted to shareholders that relate solely to a particular class' arrangement, and shall have separate voting rights on any matters submitted to shareholders in which the interests of one class differ from the interests of any other class.


Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of the Trust to be held personally liable as a partner under certain circumstances, the risk of a shareholder's incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.


The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


The Trust and the Adviser have Codes of Ethics governing the personal securities transactions of officers and employees. These codes require prior approval for certain transactions and prohibit transactions which may be deemed to conflict with the securities trading of the Adviser's clients.


TAXES


GENERAL


To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year,
(i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


Distributions, if any, in excess of the Fund's current or accumulated earnings and profits, as computed for federal income tax purposes, will constitute a return of capital, which first will reduce a shareholder's tax basis in the Fund's shares and then (after such basis is reduced to zero) generally will give rise to capital gains. Under the Taxpayer Relief Act of 1997 ("Tax Act"), different maximum tax rates apply to a non-corporate taxpayer's net capital gain (the excess of net long-term capital gain over net short-term capital loss) depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months.


Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.


At the time of an investor's purchase of shares of the Fund, a portion of the purchase price is often attributable to unrealized appreciation in the Fund's portfolio or undistributed taxable income. Consequently, subsequent distributions from that appreciation (when realized) or income may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for the shares and the distributions in reality represent a return of a portion of the purchase price.


The Fund will be subject to a nondeductible 4% federal excise tax ("Excise Tax") on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying those distribution requirements.


INCOME FROM FOREIGN SECURITIES


Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a part of any "excess distribution" received by it on the stock of a PFIC or of any gain on the Fund's disposition of the stock

(collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.


If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which likely would have to be distributed by the Fund, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed thereto by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock with respect to which this election is made will be adjusted to reflect the amounts of income included and deductions taken under the election.


Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency positions and payables or receivables (e.g., dividends or interest receivable) denominated in a foreign currency are subject to section 988 of the Code, which generally causes those gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any gains from the disposition of foreign currencies could, under future Treasury regulations, produce income that is not "qualifying income" under the Income Requirement.


INVESTMENTS IN DEBT SECURITIES


If the Fund invests in zero coupon securities, payment-in-kind securities and/or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if an election is made to include market discount in income currently), it must accrue income on those investments prior to the receipt of cash payments or interest thereon. However, the Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income, including such accrued discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to make the necessary distributions.


Investment in debt obligations that are at risk of or in default presents special tax issues for the Fund if it holds such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund that holds such obligations in order to seek to reduce the risk of distributing insufficient income to qualify for treatment as a RIC and of becoming subject to federal income tax or the Excise Tax.


HEDGING STRATEGIES


The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies -- and as noted above, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- will qualify as permissible income under the Income Requirement.


Certain futures and foreign currency contracts in which the Fund may invest will be "section 1256 contracts." Section 1256 contracts held by the Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be marked-to-market (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Tax Act noted above, although technical corrections legislation passed by the House of Representatives late in 1997 would clarify that those rates apply.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.


Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.


If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under that law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of the shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.


OTHER INFORMATION


CUSTODIAN


The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of the assets of the Fund.


TRANSFER AGENCY SERVICES


State Street Bank and Trust Company is the transfer agent for the Fund.


INDEPENDENT ACCOUNTANT


Coopers & Lybrand L.L.P., 2900 One American Square, Box 82002, Indianapolis, Indiana 46282-0002, serves as the Trust's independent accountant.

                               CONSECO FUND GROUP:
                       Conseco Convertible Securities Fund



                                     PART C


                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

       (a)   No  financial   statements   are  included  in  this   Registration
             Statement.

       (b)   Exhibits:

             (1)    Agreement and Declaration of Trust(1)

             (2)    By-laws(1)

             (3)    Voting trust agreement - None


             (4)(a) Agreement  and  Declaration  of Trust of Conseco Fund Group,
                    Articles V, VI, VII, VIII, and X(1)

                (b) By-laws of Conseco Fund Group, Articles II, V, and VII(1)

             (5)(a) Investment Advisory Agreement between Conseco Fund Group and
                    Conseco Capital Management, Inc. with respect to the Conseco Equity Fund(2)

                (b) Investment Advisory Agreement between Conseco Fund Group and
                    Conseco Capital Management, Inc. with respect to the Conseco Asset Allocation Fund(2)

                (c) Investment Advisory Agreement between Conseco Fund Group and
                    Conseco Capital Management, Inc. with respect to the Conseco Fixed Income Fund(2)

                (d) Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund,  the Conseco High Yield Fund,


----------------

(1) Incorporated by reference from the Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

(2) Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                    the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc.(3)

                (e) Schedule  A to the  Investment  Advisory  Agreement  between
                    Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. (filed herewith)


             (6)(a) Amended  and  Restated  Principal   Underwriting   Agreement
                    between Conseco Fund Group and Conseco Equity Sales, Inc.(3)

                (b) Schedule   A  to  the   Amended   and   Restated   Principal
                    Underwriting Agreement (filed herewith)

             (7)    Bonus, profit sharing or pension plans - None

             (8)(a) Custody Agreement between Conseco Fund Group and The Bank of
                    New York(4)

                (b) Custody  Agreement  between  Conseco  Fund  Group  and State
                    Street Bank and Trust Company with respect to the Conseco International Fund (filed herewith)

             (9)(a) Amended  and  Restated   Administration   Agreement  between
                    Conseco Fund Group and Conseco Services, LLC(3)

                (b) Schedule  A  to  the  Amended  and  Restated  Administration
                    Agreement (filed herewith)

                (c) Sub-Administration  Agreement between Conseco Services,  LLC and The Bank of New York(4)

                (d) Sub-Administration  Agreement between Conseco Services,  LLC and AMR Investment Services, Inc. (filed herewith)

                (e) Fund Accounting Agreement between Conseco Services,  LLC and
                    The Bank of New York(4)

                (f) Transfer  Agency  Agreement  between  Conseco Fund Group and
                    State Street Bank and Trust Company(4)


(3) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                (g) Agreement   Among  AMR  Investment   Services   Trust,   AMR
                    Investment Services, Inc., and Conseco Fund Group and Conseco Capital Management, Inc.(3)

             (10) Opinion and Consent of Counsel as to the Legality of the Securities being Registered (filed herewith)

             (11)     Consent of  Independent  Accountants (to be filed)

             (12)     Financial statements omitted from prospectus - None

             (13)     Letter of investment intent - None

             (14)     Prototype retirement plan - None

             (15)(a) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Equity Fund(2)

                 (b) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Asset Allocation Fund(2)

                 (c) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Fixed Income Fund(2)

                 (d)  Plan of Distribution and Service pursuant to Rule 12b-1(3)

                 (e) Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1 (filed herewith)

                 (f)  Form of Selling Group Agreement (filed herewith)

             (16)     Performance Computation Schedule - None

             (17)     Financial Data Schedule -None

             (18)(a) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (4)

                 (b) Schedule A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (filed herewith)


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                    Number of Record Holders as
           Title of Class                                 of July 13, 1998
           --------------                                 ----------------

      Conseco Fixed Income Fund
               Class A shares                                     43
               Class B shares                                      4
               Class C shares                                      3
               Class Y shares                                      6

      Conseco High Yield Fund
               Class A shares                                     36
               Class B shares                                     14
               Class C shares                                     11
               Class Y shares                                      2

      Conseco Balance Fund
               Class A shares                                    159
               Class B shares                                     23
               Class C shares                                     17
               Class Y shares                                      6

      Conseco Equity Fund
               Class A shares                                    427
               Class B shares                                     40
               Class C shares                                     18
               Class Y shares                                     19

      Conseco International Fund
               Class A shares                                     15
               Class B shares                                      1
               Class C shares                                      4
               Class Y shares                                      0

      Conseco 20 Fund
               Class A shares                                    283
               Class B shares                                    127
               Class C shares                                     58
               Class Y shares                                      3

      Conseco Convertible Securities Fund
               Class A shares                                      0
               Class B Shares                                      0
               Class C Shares                                      0
               Class Y Shares                                      0

ITEM 27.  INDEMNIFICATION.

         Reference is made to Articles II and V of the Agreement and Declaration of Trust incorporated by reference from the Registrant's registration statement, SEC File No. 333-13185, filed previously on October 1, 1996.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Conseco Capital Management, Inc. (the "Adviser") is an Indiana corporation which offers investment advisory services. The Adviser is a wholly-owned subsidiary of Conseco, Inc., also an Indiana corporation, a publicly owned financial services company. Both the Adviser's and Conseco, Inc.'s offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

         Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

ITEM 29.  PRINCIPAL UNDERWRITERS.

         Conseco Equity Sales, Inc. serves as the Registrant's principal underwriter. Conseco Equity Sales, Inc. also serves as distributor of one other investment company, Conseco Series Trust.

         The following information is furnished with respect to the officers and directors of Conseco Equity Sales, Inc. The principal business address of each person listed is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


  Name and Principal           Positions and Offices                  Positions and Offices
   Business Address         with Principal Underwriter                   with Registrant
   ----------------         --------------------------                   ---------------

L. Gregory Gloeckner           President                              None

William P. Latimer             Vice President, Senior Counsel,        Vice President and Secretary
                               Secretary, and Director

James S. Adams                 Senior Vice President, Treasurer,      Treasurer, Principal Financial and
                               and Director                           Accounting Officer

William T. Devanney, Jr.       Senior Vice President, Corporate       Vice President, Corporate Taxes
                               Taxes


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser or the registrant's custodian, The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826.

ITEM 31.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 32.  UNDERTAKINGS.

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Conseco Fund Group, has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Carmel and State of Indiana on the 13th day of July, 1998.

                                   CONSECO FUND GROUP




                                   By: /s/ Maxwell E. Bublitz
                                       ---------------------------------------
                                        Maxwell E. Bublitz
                                        President (Principal Executive Officer)
                                            and Trustee


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                   Title                               Date
---------                                   -----                               ----

/s/ Maxwell E. Bublitz                      President (Principal Executive      July 13, 1998
-----------------------------------         Officer) and Trustee
Maxwell E. Bublitz

/s/ James S. Adams                          Treasurer (Principal Financial      July 13, 1998
-----------------------------------         and Accounting Officer)
James S. Adams

/s/ William P. Daves, Jr.                   Chairman of the Board and Trustee   July 13, 1998
-----------------------------------
William P. Daves, Jr.

/s/ Gregory J. Hahn                         Trustee                             July 13, 1998
-----------------------------------
Gregory J. Hahn


                                       7

/s/ Harold W. Hartley                       Trustee                             July 13, 1998
-----------------------------------
Harold W. Hartley

/s/ Dr. R. Jan LeCroy                       Trustee                             July 13, 1998
-----------------------------------
Dr. R. Jan LeCroy

/s/ Dr. Jesse H. Parrish                    Trustee                             July 13, 1998
-----------------------------------
Dr. Jesse H. Parrish

/s/ William P Latimer                                                           July 13, 1998
----------------------------------
By: William P. Latimer
Attorney-In-Fact


                                  EXHIBIT INDEX

       Exhibit

       Number                    Description
       ------                    -----------

      (1)         Agreement and Declaration of Trust(1)

      (2)         By-laws(1)

      (3)         Voting trust agreement - None

      (4)(a) Agreement and Declaration of Trust of Conseco Fund Group, Articles V, VI, VII, VIII, and X(1)

         (b)      By-laws of Conseco Fund Group, Articles II, V, and VII(1)

      (5)(a) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Equity Fund(2)

         (b) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Asset Allocation Fund(2)

         (c) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Fixed Income Fund(2)

         (d) Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc.(3)

         (e) Schedule A to the Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. (filed herewith)

------------------

(1) Incorporated by reference from the Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

(2) Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

(3) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, Filed April 29, 1998.

      (6)(a) Amended and Restated Principal Underwriting Agreement between Conseco Fund Group and Conseco Equity Sales, Inc.(3)

         (b) Schedule A to the Amended and Restated Principal Underwriting Agreement (filed herewith)

      (7)         Bonus, profit sharing or pension plans - None

      (8)(a) Custody Agreement between Conseco Fund Group and The Bank of New York(4)

         (b) Custody Agreement between Conseco Fund Group and State Street Bank and Trust Company with respect to the Conseco International Fund (filed herewith)

      (9)(a) Amended and Restated Administration Agreement between Conseco Fund Group and Conseco Services, LLC(3)

         (b)      Schedule  A  to  the  Amended  and  Restated   Administration
                  Agreement (filed herewith)

         (c) Sub-Administration Agreement between Conseco Services, LLC and The Bank of New York(4)

         (d) Sub-Administration Agreement between Conseco Services, LLC and AMR Investment Services, Inc. (filed herewith)

         (e) Fund Accounting Agreement between Conseco Services, LLC and The Bank of New York(4)

         (f) Transfer Agency Agreement between Conseco Fund Group and State Street Bank and Trust Company(4)

         (g) Agreement Among AMR Investment Services Trust, AMR Investment Services, Inc., and Conseco Fund Group and Conseco Capital Management, Inc.(3)

      (10)        Opinion and Consent of Counsel as to the  Legality of  the
                  Securities   being   Registered   (filed herewith)



----------------

4 Incorporated by reference from Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

      (11)        Consent of Independent Accountants (to be filed)

      (12)        Financial statements omitted from prospectus - None

      (13)        Letter of investment intent - None

      (14)        Prototype retirement plan - None

      (15)(a) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Equity Fund(2)

          (b) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Asset Allocation Fund(2)

          (c) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Fixed Income Fund(2)

          (d)     Plan of Distribution  and Service  pursuant to Rule 12b-1(3)

          (e) Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1 (filed herewith)

          (f)     Form of Selling Group Agreement (filed herewith)

      (16)        Performance Computation Schedule - None

      (17)        Financial Data Schedule - None

      (18)(a)     Amended and Restated Multiple Class Plan Pursuant to Rule
                  18f-3(4)

          (b) Schedule A to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)